Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Communication Services: 2.4%
21,474	(1)	AMC Entertainment Holdings, Inc.	$229,772	0.0
3,867	(2)	Anterix, Inc.	139,985	0.0
4,621	(1)	ATN International, Inc.	269,728	0.1
6,170	(1),(2)	Bandwidth, Inc.	401,729	0.1
17,456	(1),(2)	Boingo Wireless, Inc.	193,761	0.0
3,881	(2)	Boston Omaha Corp.	76,960	0.0
5,063	(1),(2)	Cardlytics, Inc.	169,712	0.0
8,540	(2)	Care.com, Inc.	89,243	0.0
28,846	(1),(2)	Cargurus, Inc.	892,784	0.1
28,327	(1),(2)	Cars.com, Inc.	254,376	0.1
37,736	(2)	Central European Media Enterprises Ltd.	169,623	0.0
21,500	(1),(2)	Cincinnati Bell, Inc.	109,005	0.0
16,334	(2)	Clear Channel Outdoor Holdings, Inc.	41,162	0.0
16,724		Cogent Communications Holdings, Inc.	921,492	0.1
14,614	(2)	comScore, Inc.	27,913	0.0
28,335	(1)	Consolidated Communications Holdings, Inc.	134,875	0.0
4,396	(2)	Cumulus Media, Inc. Class-A	63,918	0.0
641	(1),(2)	Daily Journal Corp.	158,686	0.0
19,900	(2)	DHI Group, Inc.	76,615	0.0
9,957		Emerald Expositions Events, Inc.	96,882	0.0
52,917	(1)	Entercom Communications Corp.	176,743	0.0
28,885		Entravision Communications Corp.	91,854	0.0
25,415	(2)	Eros International PLC	48,543	0.0
14,017	(2)	Eventbrite, Inc.	248,241	0.0
3,687	(2)	EverQuote, Inc.	78,680	0.0
19,746		EW Scripps Co.	262,227	0.1
19,357	(2)	Fluent, Inc.	52,941	0.0
46,775	(1),(2)	Frontier Communications Corp.	40,554	0.0
3,982	(2)	Gaia, Inc.	26,022	0.0
43,743	(1)	Gannett Co., Inc.	469,800	0.1
47,263	(2)	Glu Mobile, Inc.	235,842	0.0
23,826	(1),(2)	Gogo, Inc.	143,671	0.0
33,744	(1),(2)	Gray Television, Inc.	550,702	0.1
7,241	(2)	IDT Corp.	76,248	0.0
21,723	(1),(2)	Imax Corp.	476,820	0.1
26,025	(1),(2)	Intelsat SA	593,370	0.1
38,604	(1),(2)	Iridium Communications, Inc.	821,493	0.1
19,861	(2)	Liberty Media Corp. - Braves C	551,143	0.1
30,584	(2)	Liberty TripAdvisor Holdings, Inc.	287,795	0.1
45,882	(1),(2)	Liberty Latin America Ltd.	784,353	0.1
18,386	(2)	Liberty Latin America Ltd. - Class A	313,849	0.1
11,999	(1),(2)	LiveXLive Media, Inc.	24,058	0.0
5,772	(2)	Loral Space & Communications, Inc.	238,961	0.0
14,229	(2)	Marchex, Inc.	44,679	0.0
8,876		Marcus Corp.	328,501	0.1
25,655	(1),(2)	MDC Partners, Inc.	72,347	0.0
33,076	(1),(2)	Meet Group, Inc./The	108,324	0.0
15,841	(1)	Meredith Corp.	580,731	0.1
24,489	(1),(2)	MSG Networks, Inc.	397,211	0.1
29,633		National CineMedia, Inc.	242,991	0.0
25,206	(1)	New Media Investment Group, Inc.	222,065	0.0
8,192	(2)	Ooma, Inc.	85,197	0.0
31,683	(2)	Orbcomm, Inc.	150,811	0.0
40,134	(1),(2)	Pareteum Corp.	51,773	0.0
18,924	(2)	QuinStreet, Inc.	238,253	0.0
9,063	(2)	Rosetta Stone, Inc.	157,696	0.0
11,535		Scholastic Corp.	435,562	0.1
19,231		Shenandoah Telecommunications Co.	610,969	0.1
6,886		Spok Holdings, Inc.	82,219	0.0
8,928	(1),(2)	TechTarget, Inc.	201,103	0.0
85,914	(1)	TEGNA, Inc.	1,334,244	0.2
7,215		Tribune Publishing Co.	61,905	0.0
40,202	(2)	TrueCar, Inc.	136,687	0.0
88,045	(1),(2)	Vonage Holdings Corp.	994,908	0.1
10,450	(2)	WideOpenWest, Inc.	64,372	0.0
29,273	(1),(2)	Yelp, Inc.	1,017,237	0.1
			18,731,916	2.4

		Consumer Discretionary: 10.8%
10,431	(2)	1-800-Flowers.com, Inc.	154,327	0.0
26,833		Aarons, Inc.	1,724,289	0.2
25,900		Abercrombie & Fitch Co. - Class A	404,040	0.1
14,157	(1)	Acushnet Holdings Corp.	373,745	0.1
33,916	(1)	Adient plc	778,711	0.1
22,773	(2)	Adtalem Global Education, Inc.	867,424	0.1
42,092	(2)	American Axle & Manufacturing Holdings, Inc.	345,996	0.1
63,485		American Eagle Outfitters, Inc.	1,029,727	0.1
23,285	(2)	American Outdoor Brands Corp.	136,217	0.0
6,911	(2)	American Public Education, Inc.	154,392	0.0
2,540	(2)	America's Car-Mart, Inc.	232,918	0.0
7,809	(2)	Asbury Automotive Group, Inc.	799,095	0.1
71,577	(1),(2)	Ascena Retail Group, Inc.	18,903	0.0
17,784	(1),(2)	At Home Group, Inc.	171,082	0.0
16,588	(2)	Barnes & Noble Education, Inc.	51,755	0.0
4,250		Bassett Furniture Industries, Inc.	65,025	0.0
27,621		BBX Capital Corp.	128,990	0.0
11,469	(2)	Beazer Homes USA, Inc.	170,888	0.0
48,408	(1)	Bed Bath & Beyond, Inc.	515,061	0.1
15,034		Big Lots, Inc.	368,333	0.1
464	(2)	Biglari Holdings, Inc. - Class B	50,576	0.0
8,419	(1)	BJ's Restaurants, Inc.	326,994	0.1
34,303		Bloomin Brands, Inc.	649,356	0.1
11,307	(2)	Boot Barn Holdings, Inc.	394,614	0.1
32,126		Boyd Gaming Corp.	769,418	0.1
14,820	(1)	Brinker International, Inc.	632,369	0.1
11,484	(1)	Buckle, Inc.	236,570	0.0
16,341	(1)	Caleres, Inc.	382,543	0.1
38,099		Callaway Golf Co.	739,502	0.1
12,221	(1)	Camping World Holdings, Inc.	108,767	0.0
28,119	(2)	Career Education Corp.	446,811	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,584		Carriage Services, Inc.	73,257	0.0
14,771	(2)	Carrols Restaurant Group, Inc.	122,452	0.0
8,601	(1)	Cato Corp.	151,464	0.0
3,446	(2)	Cavco Industries, Inc.	661,942	0.1
8,937	(2)	Century Casinos, Inc.	69,083	0.0
10,670	(2)	Century Communities, Inc.	326,822	0.1
16,912	(1)	Cheesecake Factory	704,892	0.1
44,843	(1),(2)	Chegg, Inc.	1,343,048	0.2
47,565	(1)	Chico's FAS, Inc.	191,687	0.0
6,062	(1)	Childrens Place, Inc./The	466,713	0.1
14,263	(1)	Churchill Downs, Inc.	1,760,839	0.2
7,015	(2)	Chuy's Holdings, Inc.	173,691	0.0
5,771		Citi Trends, Inc.	105,609	0.0
7,836		Clarus Corp.	91,877	0.0
2,059		Collectors Universe, Inc.	58,640	0.0
8,038	(2)	Conn's, Inc.	199,825	0.0
6,436	(2)	Container Store Group, Inc.	28,447	0.0
19,644		Cooper Tire & Rubber Co.	513,101	0.1
6,329	(2)	Cooper-Standard Holdings, Inc.	258,730	0.0
18,220		Core-Mark Holding Co., Inc.	585,135	0.1
7,469	(1)	Cracker Barrel Old Country Store, Inc.	1,214,833	0.2
24,995	(1),(2)	CROCS, Inc.	693,861	0.1
4,930		Culp, Inc.	80,359	0.0
54,776		Dana, Inc.	790,965	0.1
14,819	(1)	Dave & Buster's Entertainment, Inc.	577,200	0.1
11,594	(2)	Deckers Outdoor Corp.	1,708,492	0.2
12,426	(1),(2)	Del Taco Restaurants, Inc.	127,056	0.0
25,307	(2)	Denny's Corp.	576,114	0.1
25,125	(1)	Designer Brands, Inc.	430,140	0.1
4,112	(1)	Dillards, Inc.	271,844	0.0
6,736	(1)	Dine Brands Global, Inc.	510,993	0.1
10,627	(1),(2)	Dorman Products, Inc.	845,272	0.1
24,295	(2)	Drive Shack, Inc.	104,711	0.0
4,676	(1),(2)	Duluth Holdings, Inc.	39,652	0.0
8,547	(1),(2)	El Pollo Loco Holdings, Inc.	93,675	0.0
26,056	(2)	Eldorado Resorts, Inc.	1,038,853	0.1
9,850	(1)	Ethan Allen Interiors, Inc.	188,135	0.0
27,631	(2)	Everi Holdings, Inc.	233,758	0.0
26,422	(2)	Express, Inc.	90,892	0.0
8,817	(2)	Fiesta Restaurant Group, Inc.	91,873	0.0
3,544		Flexsteel Industries, Inc.	52,522	0.0
18,562	(1),(2)	Fossil Group, Inc.	232,211	0.0
14,610	(1),(2)	Fox Factory Holding Corp.	909,326	0.1
5,998	(1),(2)	Funko, Inc.	123,409	0.0
36,666	(1)	GameStop Corp.	202,396	0.0
6,452	(1),(2)	Genesco, Inc.	258,209	0.0
13,192	(2)	Gentherm, Inc.	541,993	0.1
17,204	(1),(2)	G-III Apparel Group Ltd.	443,347	0.1
34,003	(2)	GNC Holdings, Inc.	72,766	0.0
7,474	(2)	Golden Entertainment, Inc.	99,329	0.0
48,052	(1),(2)	GoPro, Inc.	249,150	0.0
11,003	(2)	Green Brick Partners, Inc.	117,732	0.0
7,270		Group 1 Automotive, Inc.	671,094	0.1
181,455	(1),(2)	Groupon, Inc.	482,670	0.1
19,731		Guess?, Inc.	365,615	0.1
8,255	(2)	Habit Restaurants, Inc.	72,149	0.0
1,883	(1)	Hamilton Beach Brands Holding Co.	30,448	0.0
7,634	(1)	Haverty Furniture Cos., Inc.	154,741	0.0
10,127	(2)	Helen of Troy Ltd.	1,596,623	0.2
6,916	(1),(2)	Hibbett Sports, Inc.	158,376	0.0
4,270		Hooker Furniture Corp.	91,549	0.0
43,393	(2)	Houghton Mifflin Harcourt Co.	231,285	0.0
16,341	(2)	Hudson Ltd.	200,504	0.0
8,979	(2)	Installed Building Products, Inc.	514,856	0.1
9,949		International Speedway Corp.	447,804	0.1
10,815	(1),(2)	iRobot Corp.	666,961	0.1
5,689	(2)	J Alexander's Holdings, Inc.	66,675	0.0
8,169	(1)	J. Jill, Inc.	15,521	0.0
10,342		Jack in the Box, Inc.	942,363	0.1
125,969	(1),(2)	JC Penney Co., Inc.	111,974	0.0
2,016		Johnson Outdoors, Inc.	118,057	0.0
15,615	(2)	K12, Inc.	412,236	0.1
33,543		KB Home	1,140,462	0.2
15,828	(1)	Kontoor Brands, Inc.	555,563	0.1
4,079	(1),(2)	Lands' End, Inc.	46,276	0.0
38,248	(2)	Laureate Education Inc.- Class A	633,961	0.1
18,447		La-Z-Boy, Inc.	619,635	0.1
9,616		LCI Industries	883,230	0.1
9,193	(2)	Leaf Group Ltd.	38,611	0.0
7,785	(2)	LGI Homes, Inc.	648,646	0.1
4,833		Lifetime Brands, Inc.	42,772	0.0
4,910	(2)	Lindblad Expeditions Holdings, Inc.	82,292	0.0
11,618	(2)	Liquidity Services, Inc.	85,973	0.0
8,835	(1)	Lithia Motors, Inc.	1,169,577	0.2
2,899	(2)	Lovesac Co/The	54,124	0.0
11,259	(1),(2)	Lumber Liquidators Holdings, Inc.	111,126	0.0
11,512	(2)	M/I Homes, Inc.	433,427	0.1
8,484	(2)	Malibu Boats, Inc.	260,289	0.0
8,824	(2)	MarineMax, Inc.	136,596	0.0
16,478		Marriott Vacations Worldwide Corp.	1,707,286	0.2
7,528	(2)	MasterCraft Boat Holdings, Inc.	112,355	0.0
19,871		MDC Holdings, Inc.	856,440	0.1
15,068	(2)	Meritage Homes Corp.	1,060,034	0.1
29,029	(1),(2)	Michaels Cos, Inc.	284,194	0.0
18,969	(2)	Modine Manufacturing Co.	215,678	0.0
4,798	(2)	Monarch Casino & Resort, Inc.	200,029	0.0
12,784		Monro, Inc.	1,010,064	0.1
7,670	(1),(2)	Motorcar Parts of America, Inc.	129,623	0.0
6,527	(1)	Movado Group, Inc.	162,261	0.0
11,904	(2)	Murphy USA, Inc.	1,015,411	0.1
1,128		Nathan's Famous, Inc.	81,047	0.0
30,499	(2)	National Vision Holdings, Inc.	734,111	0.1
9,502	(1),(2)	Noodles & Co.	53,781	0.0
203,413		Office Depot, Inc.	356,990	0.1
15,379	(1),(2)	OneSpaWorld Holdings Ltd.	238,836	0.0
9,951	(2)	Overstock.com, Inc.	105,381	0.0
6,713	(1)	Oxford Industries, Inc.	481,322	0.1
8,976	(1)	Papa Johns International, Inc.	469,894	0.1
21,438	(1),(2)	Party City Holdco, Inc.	122,411	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
43,774	(2)	Penn National Gaming, Inc.	815,291	0.1
7,989	(1)	PetMed Express, Inc.	143,962	0.0
9,998	(2)	PlayAGS, Inc.	102,779	0.0
10,436	(1),(2)	Potbelly Corp.	45,501	0.0
34,585	(2)	Quotient Technology, Inc.	270,455	0.0
3,183		RCI Hospitality Holdings, Inc.	65,824	0.0
4,935	(2)	RealReal, Inc./The	110,347	0.0
9,156	(2)	Red Lion Hotels Corp.	59,331	0.0
5,310	(2)	Red Robin Gourmet Burgers, Inc.	176,611	0.0
28,167		Red Rock Resorts, Inc.	571,931	0.1
12,714	(1),(2)	Regis Corp.	257,077	0.0
18,417		Rent-A-Center, Inc.	474,974	0.1
6,553	(2)	RH	1,119,449	0.2
2,653		Rocky Brands, Inc.	88,159	0.0
18,452	(2)	Rubicon Project, Inc.	160,717	0.0
12,138		Ruth's Hospitality Group, Inc.	247,797	0.0
47,324	(2)	Sally Beauty Holdings, Inc.	704,654	0.1
22,382	(1),(2)	Scientific Games Corp.	455,474	0.1
19,313	(1),(2)	SeaWorld Entertainment, Inc.	508,318	0.1
7,113	(2)	Select Interior Concepts, Inc.	92,256	0.0
10,667	(2)	Shake Shack, Inc.	1,045,793	0.1
3,765	(1)	Shoe Carnival, Inc.	122,024	0.0
8,079	(1),(2)	Shutterstock, Inc.	291,813	0.0
20,118		Signet Jewelers Ltd.	337,178	0.1
18,795	(2)	Skyline Champion Corp.	565,542	0.1
11,531	(1),(2)	Sleep Number Corp.	476,461	0.1
9,630	(1)	Sonic Automotive, Inc.	302,478	0.0
24,332	(1),(2)	Sonos, Inc.	326,292	0.1
13,024	(2)	Sotheby's	742,108	0.1
17,638	(2)	Sportsman's Warehouse Holdings, Inc.	91,365	0.0
6,536	(1),(2)	Stamps.com, Inc.	486,605	0.1
8,581		Standard Motor Products, Inc.	416,608	0.1
33,653		Steven Madden Ltd.	1,204,441	0.2
16,266	(1),(2)	Stitch Fix, Inc.	313,120	0.0
10,927	(2)	Stoneridge, Inc.	338,409	0.1
8,406		Strategic Education, Inc.	1,142,207	0.2
7,030		Sturm Ruger & Co., Inc.	293,573	0.0
20,201	(1)	Tailored Brands, Inc.	88,884	0.0
9,262	(2)	Target Hospitality Corp.	63,074	0.0
43,093	(2)	Taylor Morrison Home Corp.	1,117,832	0.2
19,258	(1)	Tenneco, Inc.	241,110	0.0
26,530		Texas Roadhouse, Inc.	1,393,356	0.2
16,940		Tile Shop Holdings, Inc.	54,039	0.0
7,959		Tilly's, Inc.	75,133	0.0
13,981	(2)	TopBuild Corp.	1,348,188	0.2
56,237	(2)	TRI Pointe Group, Inc.	845,804	0.1
19,140	(1)	Tupperware Brands Corp.	303,752	0.0
6,537		Twin River Worldwide Holdings, Inc.	149,240	0.0
6,125	(2)	Unifi, Inc.	134,260	0.0
5,409	(2)	Universal Electronics, Inc.	275,318	0.0
8,184	(1),(2)	Vera Bradley, Inc.	82,658	0.0
24,446	(1),(2)	Vista Outdoor, Inc.	151,321	0.0
9,771	(1),(2)	Visteon Corp.	806,498	0.1
16,805	(1),(2)	Waitr Holdings, Inc.	21,594	0.0
2,666		Weyco Group, Inc.	60,278	0.0
13,606	(2)	William Lyon Homes - Class A	277,018	0.0
11,668		Wingstop, Inc.	1,018,383	0.1
955		Winmark Corp.	168,452	0.0
12,045	(1)	Winnebago Industries	461,926	0.1
33,523	(1)	Wolverine World Wide, Inc.	947,360	0.1
17,380	(2)	WW International, Inc.	657,312	0.1
11,656	(1),(2)	YETI Holdings, Inc.	326,368	0.1
11,015	(1),(2)	Zagg, Inc.	69,064	0.0
7,933	(2)	Zumiez, Inc.	251,278	0.0
			84,174,393	10.8

		Consumer Staples: 2.9%
47,701	(1),(2)	22nd Century Group, Inc.	107,804	0.0
12,130		Andersons, Inc.	272,076	0.0
25,638	(1)	B&G Foods, Inc.	484,815	0.1
44,517	(2)	BJ's Wholesale Club Holdings, Inc.	1,151,655	0.2
3,280	(1),(2)	Boston Beer Co., Inc.	1,194,182	0.2
6,336	(1)	Calavo Growers, Inc.	603,060	0.1
12,021	(1)	Cal-Maine Foods, Inc.	480,299	0.1
21,049	(2)	Central Garden & Pet Co. - Class A	583,583	0.1
9,342	(2)	Chefs' Warehouse Holdings, Inc.	376,669	0.1
1,924		Coca-Cola Consolidated, Inc.	584,646	0.1
4,264	(2)	Craft Brew Alliance, Inc.	34,922	0.0
65,112	(2)	Darling Ingredients, Inc.	1,245,593	0.2
36,965	(1)	Dean Foods Co.	42,879	0.0
21,799	(1),(2)	Edgewell Personal Care Co.	708,249	0.1
9,894	(2)	elf Beauty, Inc.	173,244	0.0
3,385	(2)	Farmer Bros Co.	43,836	0.0
12,140		Fresh Del Monte Produce, Inc.	414,095	0.1
12,236	(1),(2)	Freshpet, Inc.	608,986	0.1
2,771	(2)	HF Foods Group, Inc.	47,245	0.0
39,524	(1),(2)	Hostess Brands, Inc.	552,743	0.1
6,110		Ingles Markets, Inc.	237,435	0.0
7,265		Inter Parfums, Inc.	508,332	0.1
5,936		J&J Snack Foods Corp.	1,139,712	0.1
3,432		John B Sanfilippo & Son, Inc.	331,531	0.0
7,348	(1)	Lancaster Colony Corp.	1,018,800	0.1
9,302	(1),(2)	Landec Corp.	101,113	0.0
5,418	(2)	Lifevantage Corp.	74,227	0.0
6,061		Limoneira Co.	111,280	0.0
4,503	(1)	Medifast, Inc.	466,646	0.1
5,338	(1)	MGP Ingredients, Inc.	265,192	0.0
4,728	(1)	National Beverage Corp.	209,734	0.0
3,842	(1),(2)	Natural Grocers by Vitamin Cottage, Inc.	38,382	0.0
28,854	(1),(2)	New Age Beverages Corp.	79,637	0.0
40,882	(2)	Performance Food Group Co.	1,880,981	0.2
9,176		Pricesmart, Inc.	652,414	0.1
14,740	(1),(2)	Primo Water Corp.	181,007	0.0
3,952	(1),(2)	Pyxus International, Inc.	51,692	0.0
2,908	(1),(2)	Revlon, Inc. - Class A	68,309	0.0
21,727	(1),(2)	Rite Aid Corp.	151,003	0.0
7,803	(1)	Sanderson Farms, Inc.	1,180,828	0.2
3,277	(2)	Seneca Foods Corp.	102,177	0.0
25,988	(2)	Simply Good Foods Co/The	753,392	0.1
15,146		SpartanNash Co.	179,177	0.0
7,160		Tootsie Roll Industries, Inc.	265,922	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
3,449	(1)	Turning Point Brands, Inc.	79,534	0.0
20,686	(1),(2)	United Natural Foods, Inc.	238,303	0.0
9,865		Universal Corp.	540,701	0.1
5,279	(1),(2)	USANA Health Sciences, Inc.	361,031	0.0
43,054	(1)	Vector Group Ltd.	512,775	0.1
5,564	(1)	WD-40 Co.	1,021,217	0.1
4,144	(1)	Weis Markets, Inc.	158,052	0.0
			22,671,117	2.9

		Energy: 3.3%
66,290	(2)	Abraxas Petroleum Corp.	33,642	0.0
17,865	(2)	Altus Midstream Co.	50,558	0.0
5,684		Amplify Energy Corp.	35,070	0.0
6,773	(1)	Arch Coal, Inc.	502,557	0.1
52,478		Archrock, Inc.	523,206	0.1
14,753	(2)	Ardmore Shipping Corp.	98,698	0.0
23,089		Berry Petroleum Corp.	216,113	0.0
7,724	(2)	Bonanza Creek Energy, Inc.	172,940	0.0
4,844		Brigham Minerals, Inc.	96,396	0.0
26,375	(2)	C&J Energy Services, Inc.	283,004	0.1
17,078	(2)	Cactus, Inc.	494,237	0.1
18,862	(1),(2)	California Resources Corp.	192,392	0.0
90,650	(1),(2)	Callon Petroleum Co.	393,421	0.1
34,263	(1),(2)	Carrizo Oil & Gas, Inc.	294,148	0.1
13,704	(2)	Chaparral Energy, Inc.	18,363	0.0
60,849	(2)	Clean Energy Fuels Corp.	125,653	0.0
72,405	(1),(2)	CNX Resources Corp.	525,660	0.1
5,727	(2)	Comstock Resources, Inc.	44,613	0.0
11,688	(2)	CONSOL Energy, Inc.	182,683	0.0
6,714	(2)	Contura Energy, Inc.	187,723	0.0
20,050	(2)	Covia Holdings Corp.	40,501	0.0
11,122	(1)	CVR Energy, Inc.	489,702	0.1
29,886	(1)	Delek US Holdings, Inc.	1,084,862	0.2
183,283	(1),(2)	Denbury Resources, Inc.	218,107	0.0
40,969	(1)	DHT Holdings, Inc.	251,959	0.0
25,470	(1),(2)	Diamond Offshore Drilling	141,613	0.0
7,136	(2)	Diamond S Shipping, Inc.	78,639	0.0
5,904	(1)	DMC Global, Inc.	259,658	0.0
12,973	(2)	Dorian L.P.G Ltd.	134,400	0.0
14,268	(1),(2)	Dril-Quip, Inc.	715,968	0.1
8,878	(2)	Earthstone Energy, Inc.	28,854	0.0
39,687	(1),(2)	Energy Fuels, Inc./Canada	76,596	0.0
8,896	(2)	Era Group, Inc.	93,942	0.0
13,017		Evolution Petroleum Corp.	76,019	0.0
13,758	(2)	Exterran Corp.	179,679	0.0
35,036	(1),(2)	Extraction Oil & Gas, Inc.	103,006	0.0
11,520		Falcon Minerals Corp.	66,240	0.0
32,789	(2)	Forum Energy Technologies, Inc.	50,823	0.0
36,368	(1),(2)	Frank's International N.V.	172,748	0.0
13,549	(2)	FTS International, Inc.	30,350	0.0
18,260		GasLog Ltd.	234,641	0.0
4,949	(2)	Geospace Technologies Corp.	76,066	0.0
38,428	(1)	Golar LNG Ltd.	499,180	0.1
16,536	(1)	Green Plains, Inc.	175,199	0.0
64,275	(2)	Gulfport Energy Corp.	174,185	0.0
56,244	(1),(2)	Helix Energy Solutions Group, Inc.	453,327	0.1
48,029	(1),(2)	HighPoint Resources Corp.	76,366	0.0
18,763	(2)	Independence Contract Drilling, Inc.	22,516	0.0
10,279	(2)	International Seaways, Inc.	197,974	0.0
29,336	(1),(2)	Jagged Peak Energy, Inc.	212,979	0.0
22,443	(1),(2)	Keane Group, Inc.	136,005	0.0
9,215	(1),(2)	KLX Energy Services Holdings, Inc.	79,664	0.0
68,384	(2)	Laredo Petroleum, Inc.	164,805	0.0
18,582		Liberty Oilfield Services, Inc.	201,243	0.0
36,236	(1),(2)	Magnolia Oil & Gas Corp.	402,220	0.1
5,038		Mammoth Energy Services, Inc.	12,494	0.0
43,285	(1),(2)	Matador Resources Co.	715,501	0.1
11,361	(2)	Matrix Service Co.	194,728	0.0
73,333	(1),(2)	McDermott International, Inc.	148,133	0.0
6,905	(1),(2)	Montage Resources Corp.	26,101	0.0
134,199	(1)	Nabors Industries Ltd.	250,952	0.0
1,740		Nacco Industries, Inc.	111,203	0.0
8,061	(1),(2)	National Energy Services Reunited Corp.	53,847	0.0
6,001	(2)	Natural Gas Services Group, Inc.	76,873	0.0
5,430	(2)	NCS Multistage Holdings, Inc.	10,860	0.0
38,197	(1),(2)	Newpark Resources, Inc.	291,061	0.1
7,115	(2)	Nine Energy Service, Inc.	43,900	0.0
95,319	(1),(2)	Noble Corp. PLC	121,055	0.0
57,665		Nordic American Tankers Ltd.	124,556	0.0
101,152	(1),(2)	Northern Oil And Gas, Inc.	198,258	0.0
118,400	(2)	Oasis Petroleum, Inc.	409,664	0.1
38,237	(2)	Oceaneering International, Inc.	518,111	0.1
23,208	(2)	Oil States International, Inc.	308,666	0.1
30,396	(2)	Overseas Shipholding Group, Inc.	53,193	0.0
11,889	(2)	Pacific Drilling SA	46,486	0.0
7,528		Panhandle Oil and Gas, Inc.	105,241	0.0
14,635	(2)	Par Pacific Holdings, Inc.	334,556	0.1
3,321	(2)	Parker Drilling Co.	62,833	0.0
25,167	(2)	PDC Energy, Inc.	698,384	0.1
27,966		Peabody Energy Corp.	411,660	0.1
5,459	(2)	Penn Virginia Corp.	158,693	0.0
30,553	(2)	ProPetro Holding Corp.	277,727	0.0
91,905	(1)	QEP Resources, Inc.	340,049	0.1
15,633	(1),(2)	Renewable Energy Group, Inc.	234,573	0.0
2,595	(2)	REX American Resources Corp.	198,076	0.0
6,545	(2)	RigNet, Inc.	50,724	0.0
27,577	(2)	Ring Energy, Inc.	45,226	0.0
12,502	(1)	RPC, Inc.	70,136	0.0
11,643	(2)	SandRidge Energy, Inc.	54,722	0.0
17,847	(1)	Scorpio Tankers, Inc.	531,127	0.1
7,455	(2)	SEACOR Holdings, Inc.	350,907	0.1
8,483	(2)	SEACOR Marine Holdings, Inc.	106,631	0.0
20,352	(1),(2)	Seadrill Ltd.	42,739	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Energy: (continued)
22,027	(1),(2)	Select Energy Services, Inc.	190,754	0.0
31,896		SemGroup Corp. - Class A	521,181	0.1
33,236	(1)	Ship Finance International Ltd.	466,633	0.1
3,404	(2)	SilverBow Resources, Inc.	32,985	0.0
40,903	(1)	SM Energy Co.	396,350	0.1
9,431	(2)	Smart Sand Inc.	26,690	0.0
12,467	(1)	Solaris Oilfield Infrastructure, Inc.	167,307	0.0
215,554	(1),(2)	Southwestern Energy Co.	416,019	0.1
97,424	(2)	SRC Energy, Inc.	453,996	0.1
9,279	(1),(2)	Talos Energy, Inc.	188,642	0.0
31,838		Teekay Corp.	127,352	0.0
91,753	(2)	Teekay Tankers Ltd. Class A	119,279	0.0
38,131	(1),(2)	Tellurian, Inc.	317,059	0.1
49,988	(2)	Tetra Technologies, Inc.	100,476	0.0
12,269	(2)	Tidewater, Inc.	185,385	0.0
23,094	(2)	Unit Corp.	78,058	0.0
80,290	(2)	Uranium Energy Corp.	78,275	0.0
29,641	(1)	US Silica Holdings, Inc.	283,368	0.1
38,071	(2)	W&T Offshore, Inc.	166,370	0.0
33,886	(1),(2)	Whiting Petroleum Corp.	272,105	0.0
26,339		World Fuel Services Corp.	1,051,980	0.1
			25,301,023	3.3

		Financials: 17.7%
7,698		1st Source Corp.	352,030	0.1
2,196		ACNB Corp.	75,323	0.0
15,874		AG Mortgage Investment Trust, Inc.	240,491	0.0
6,216	(2)	Allegiance Bancshares, Inc.	199,471	0.0
4,385		Amalgamated Bank	70,248	0.0
18,833	(2)	Ambac Financial Group, Inc.	368,185	0.1
7,615	(2)	Amerant Bancorp, Inc.	159,687	0.0
35,730		American Equity Investment Life Holding Co.	864,666	0.1
4,455		American National Bankshares, Inc.	158,019	0.0
25,010		Ameris Bancorp.	1,006,402	0.1
7,874		Amerisafe, Inc.	520,550	0.1
4,999		Ames National Corp.	143,021	0.0
55,579		Anworth Mortgage Asset Corp.	183,411	0.0
56,271	(1)	Apollo Commercial Real Estate Finance, Inc.	1,078,715	0.1
11,440	(1)	Ares Commercial Real Estate Corp.	174,231	0.0
23,790		Ares Management Corp.	637,810	0.1
12,964		Argo Group International Holdings Ltd.	910,591	0.1
9,842	(1)	Arlington Asset Investment Corp.	54,033	0.0
19,347	(1)	ARMOUR Residential REIT, Inc.	324,062	0.1
6,667		Arrow Financial Corp.	222,611	0.0
19,037		Artisan Partners Asset Management, Inc.	537,605	0.1
1,006	(1)	Associated Capital Group, Inc.	35,804	0.0
10,784	(2)	Atlantic Capital Bancshares, Inc.	186,995	0.0
31,409	(1)	Atlantic Union Bankshares Corp.	1,169,828	0.2
23,765	(1),(2)	Axos Financial, Inc.	657,102	0.1
8,433		B. Riley Financial, Inc.	199,187	0.0
17,213		Banc of California, Inc.	243,392	0.0
8,626		Bancfirst Corp.	478,053	0.1
22,403	(2)	Bancorp, Inc.	221,790	0.0
36,268	(1)	BancorpSouth Bank	1,073,895	0.1
2,080	(1)	Bank First Corp.	137,654	0.0
6,375		Bank of Marin Bancorp	264,499	0.0
20,859		Bank of NT Butterfield & Son Ltd.	618,261	0.1
7,009		BankFinancial Corp.	83,407	0.0
13,401		Banner Corp.	752,734	0.1
7,050		Bar Harbor Bankshares	175,756	0.0
4,591	(2)	Baycom Corp.	104,262	0.0
5,893		BCB Bancorp, Inc.	75,666	0.0
17,508		Berkshire Hills Bancorp, Inc.	512,809	0.1
45,978		Blackstone Mortgage Trust, Inc.	1,648,311	0.2
13,360		Banco Latinoamericano de Comercio Exterior SA	266,398	0.0
19,342	(2)	Blucora, Inc.	418,561	0.1
33,661		Boston Private Financial Holdings, Inc.	392,319	0.1
8,988		Bridge Bancorp, Inc.	265,685	0.0
28,203		Brightsphere Investment Group, Inc.	279,492	0.0
35,012		Brookline Bancorp, Inc.	515,727	0.1
9,592		Bryn Mawr Bank Corp.	350,204	0.1
3,900		Business First Bancshares, Inc.	95,160	0.0
8,127	(2)	Byline Bancorp, Inc.	145,311	0.0
48,253		Cadence BanCorp	846,358	0.1
1,681		Cambridge Bancorp	126,092	0.0
7,710		Camden National Corp.	333,997	0.1
27,980	(2)	Cannae Holdings, Inc.	768,611	0.1
2,909		Capital City Bank Group, Inc.	79,852	0.0
55,558		Capitol Federal Financial, Inc.	765,589	0.1
6,246		Capstar Financial Holdings, Inc.	103,559	0.0
41,034	(1)	Capstead Mortgage Corp.	301,600	0.0
10,108		Carolina Financial Corp.	359,238	0.1
5,334	(2)	Carter Bank & Trust	100,759	0.0
30,197		Cathay General Bancorp.	1,048,893	0.1
8,870		CBTX, Inc.	247,296	0.0
50,107		CenterState Bank Corp.	1,201,816	0.2
12,436		Central Pacific Financial Corp.	353,182	0.1
5,941		Central Valley Community Bancorp	120,899	0.0
822		Century Bancorp, Inc./MA	72,007	0.0
5,927		Citizens & Northern Corp.	155,762	0.0
21,381	(1),(2)	Citizens, Inc.	146,887	0.0
7,282	(1)	City Holding Co.	555,252	0.1
6,397		Civista Bancshares, Inc.	139,007	0.0
7,867		CNB Financial Corp.	225,783	0.0
63,758		CNO Financial Group, Inc.	1,009,289	0.1
3,898		Codorus Valley Bancorp, Inc.	90,667	0.0
8,915	(1)	Cohen & Steers, Inc.	489,701	0.1
37,040	(1)	Colony Credit Real Estate, Inc.	535,598	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Financial: (continued)
29,517	(1)	Columbia Banking System, Inc.	1,089,177	0.1
24,072	(2)	Columbia Financial, Inc.	380,097	0.1
20,230	(1)	Community Bank System, Inc.	1,247,989	0.2
11,948		Community Bankers Trust Corp.	102,753	0.0
8,021		Community Trust Bancorp, Inc.	341,534	0.1
14,798		ConnectOne Bancorp, Inc.	328,516	0.1
12,612	(1),(2)	Cowen, Inc.	194,099	0.0
6,752	(2)	Curo Group Holdings Corp.	89,667	0.0
12,603	(2)	Customers Bancorp, Inc.	261,386	0.0
45,390	(1)	CVB Financial Corp.	947,289	0.1
1,456		Diamond Hill Investment Group, Inc.	201,117	0.0
14,205		Dime Community Bancshares	304,129	0.0
1,492		DNB Financial Corp.	66,409	0.0
12,762	(1),(2)	Donnelley Financial Solutions, Inc.	157,228	0.0
11,072	(1)	Dynex Capital, Inc.	163,644	0.0
13,144		Eagle Bancorp, Inc.	586,485	0.1
8,903	(2)	eHealth, Inc.	594,631	0.1
9,271	(2)	Elevate Credit, Inc.	39,031	0.0
9,329		Ellington Financial, Inc.	168,575	0.0
12,943		Employers Holdings, Inc.	564,056	0.1
11,416	(1),(2)	Encore Capital Group, Inc.	380,438	0.1
13,639	(2)	Enova International, Inc.	283,009	0.0
4,821	(2)	Enstar Group Ltd.	915,604	0.1
4,069		Enterprise Bancorp, Inc./MA	121,989	0.0
9,864		Enterprise Financial Services Corp.	401,958	0.1
6,319	(2)	Equity Bancshares, Inc.	169,412	0.0
2,844	(2)	Esquire Financial Holdings, Inc.	70,531	0.0
38,708		Essent Group Ltd.	1,845,210	0.2
2,217		Evans Bancorp, Inc.	82,916	0.0
17,595		Exantas Capital Corp.	200,055	0.0
22,927	(1),(2)	Ezcorp, Inc.	147,994	0.0
4,416		Farmers & Merchants Bancorp, Inc./Archbold OH	114,639	0.0
13,221		Farmers National Banc Corp.	191,440	0.0
7,822		FB Financial Corp.	293,716	0.0
4,258		FBL Financial Group, Inc.	253,394	0.0
38,512	(1)	Federated Investors, Inc.	1,248,174	0.2
4,748		FedNat Holding Co.	66,425	0.0
57,979		FGL Holdings	462,672	0.1
1,287		Fidelity D&D Bancorp, Inc.	80,116	0.0
8,033		Financial Institutions, Inc.	242,436	0.0
84,446		First BanCorp. Puerto Rico	842,771	0.1
13,398		First BanCorp. Southern Pines NC	480,988	0.1
6,801		First Bancshares, Inc./The	219,672	0.0
21,027		First Busey Corp.	531,563	0.1
42,373		First Commonwealth Financial Corp.	562,713	0.1
7,695		First Community Bancshares, Inc.	249,087	0.0
10,076		First Defiance Financial Corp.	291,851	0.0
39,226	(1)	First Financial Bancorp.	960,056	0.1
52,691	(1)	First Financial Bankshares, Inc.	1,756,191	0.2
5,750		First Financial Corp.	249,952	0.0
18,556		First Foundation, Inc.	283,443	0.0
3,478		First Internet Bancorp	74,464	0.0
12,034		First Interstate Bancsystem, Inc.	484,248	0.1
21,992		First Merchants Corp.	827,669	0.1
6,414		First Mid Bancshares, Inc.	222,053	0.0
41,143		First Midwest Bancorp., Inc.	801,466	0.1
11,021		First of Long Island Corp.	250,728	0.0
17,220		FirstCash, Inc.	1,578,557	0.2
12,522		Flagstar Bancorp, Inc.	467,697	0.1
14,294		Flushing Financial Corp.	288,810	0.0
10,876	(2)	Focus Financial Partners, Inc.	258,849	0.0
5,229		Franklin Financial Network, Inc.	157,968	0.0
1,288		FS Bancorp, Inc.	67,620	0.0
66,267	(1)	Fulton Financial Corp.	1,072,200	0.1
3,792	(2)	FVCBankcorp, Inc.	66,588	0.0
9,578	(1)	GAIN Capital Holdings, Inc.	50,572	0.0
1,728		GAMCO Investors, Inc.	33,782	0.0
202,292	(2)	Genworth Financial, Inc.	890,085	0.1
9,872		German American Bancorp, Inc.	316,398	0.1
33,652	(1)	Glacier Bancorp., Inc.	1,361,560	0.2
3,381		Global Indemnity Ltd.	84,424	0.0
4,347	(1)	Goosehead Insurance, Inc.	214,524	0.0
21,744	(1)	Granite Point Mortgage Trust, Inc.	407,483	0.1
5,688		Great Southern Bancorp., Inc.	323,932	0.1
21,984		Great Western Bancorp, Inc.	725,472	0.1
18,917	(2)	Green Dot Corp.	477,654	0.1
6,333		Greenhill & Co., Inc.	83,089	0.0
12,200	(1),(2)	Greenlight Capital Re Ltd.	128,100	0.0
2,996		Guaranty Bancshares, Inc./TX	91,648	0.0
7,540		Hamilton Lane, Inc.	429,478	0.1
33,823		Hancock Whitney Corp.	1,295,252	0.2
13,174		Hanmi Financial Corp.	247,408	0.0
12,690	(2)	HarborOne Bancorp, Inc.	127,725	0.0
2,726	(1)	HCI Group, Inc.	114,601	0.0
3,777	(1),(2)	Health Insurance Innovations, Inc.	94,161	0.0
12,133	(1)	Heartland Financial USA, Inc.	542,830	0.1
18,696		Heritage Commerce Corp.	219,771	0.0
16,294	(1)	Heritage Financial Corp.	439,286	0.1
8,963		Heritage Insurance Holdings, Inc.	133,997	0.0
28,972		Hilltop Holdings, Inc.	692,141	0.1
545		Hingham Institution for Savings	103,005	0.0
2,187		Home Bancorp, Inc.	85,271	0.0
62,541	(1)	Home Bancshares, Inc./Conway AR	1,175,458	0.2
10,803	(2)	HomeStreet, Inc.	295,138	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Financial: (continued)
7,771		HomeTrust Bancshares, Inc.	202,590	0.0
50,011		Hope Bancorp, Inc.	717,158	0.1
16,720		Horace Mann Educators Corp.	774,638	0.1
19,537		Horizon Bancorp, Inc.	339,162	0.1
12,621		Houlihan Lokey, Inc.	569,207	0.1
5,217	(2)	Howard Bancorp, Inc.	87,072	0.0
20,490		Iberiabank Corp.	1,547,815	0.2
13,758	(1)	Independent Bank Corp.	1,027,035	0.1
10,713		Independent Bank Corp. Michigan	228,348	0.0
13,564		Independent Bank Group, Inc.	713,602	0.1
22,356		International Bancshares Corp.	863,389	0.1
6,691	(2)	Intl. FCStone, Inc.	274,732	0.0
48,792		Invesco Mortgage Capital, Inc.	747,006	0.1
4,299		Investar Holding Corp.	102,316	0.0
90,520		Investors Bancorp, Inc.	1,028,307	0.1
521		Investors Title Co.	83,412	0.0
10,812		James River Group Holdings Ltd.	554,007	0.1
38,663		Kearny Financial Corp./MD	504,166	0.1
7,866		Kinsale Capital Group, Inc.	812,636	0.1
6,767		KKR Real Estate Finance Trust, Inc.	132,160	0.0
39,114		Ladder Capital Corp.	675,499	0.1
47,343		Ladenburg Thalmann Financial Services, Inc.	112,203	0.0
21,573		Lakeland Bancorp, Inc.	332,871	0.1
11,386	(1)	Lakeland Financial Corp.	500,756	0.1
19,580		LegacyTexas Financial Group, Inc.	852,317	0.1
26,686	(1),(2)	LendingClub Corp.	349,053	0.1
11,043	(1)	Live Oak Bancshares, Inc.	199,878	0.0
3,536	(2)	Malvern Bancorp, Inc.	77,191	0.0
3,596		Marlin Business Services Corp.	90,583	0.0
36,330	(1),(2)	MBIA, Inc.	335,326	0.1
9,632	(2)	Medallion Financial Corp.	61,645	0.0
8,268		Mercantile Bank Corp.	271,190	0.0
5,426		Merchants Bancorp/IN	89,746	0.0
23,001		Meridian Bancorp, Inc.	431,269	0.1
12,901		Meta Financial Group, Inc.	420,702	0.1
2,944	(2)	Metropolitan Bank Holding Corp.	115,788	0.0
9,980	(1)	Midland States Bancorp, Inc.	259,979	0.0
4,833		MidWestOne Financial Group, Inc.	147,503	0.0
17,973		Moelis & Co.	590,413	0.1
31,011	(1),(2)	Mr Cooper Group, Inc.	329,337	0.1
12,439		National Bank Holdings Corp.	425,289	0.1
2,981		National Bankshares, Inc.	119,389	0.0
26,036		National General Holdings Corp.	599,349	0.1
951		National Western Life Group, Inc.	255,220	0.0
18,901		NBT Bancorp., Inc.	691,588	0.1
7,957		Nelnet, Inc.	506,065	0.1
67,935		New York Mortgage Trust, Inc.	413,724	0.1
3,983	(2)	Nicolet Bankshares, Inc.	265,148	0.0
26,200	(2)	NMI Holdings, Inc.	688,012	0.1
22,497		Northfield Bancorp, Inc.	361,302	0.1
40,228	(1)	Northwest Bancshares, Inc.	659,337	0.1
2,861		Norwood Financial Corp.	90,436	0.0
20,788		OceanFirst Financial Corp.	490,597	0.1
54,188	(2)	Ocwen Financial Corp.	101,873	0.0
19,092		OFG Bancorp	418,115	0.1
6,764		Old Line Bancshares, Inc.	196,224	0.0
58,794		Old National Bancorp.	1,011,551	0.1
13,047		Old Second Bancorp, Inc.	159,434	0.0
25,514	(2)	On Deck Capital, Inc.	85,727	0.0
4,134		Oppenheimer Holdings, Inc.	124,268	0.0
9,192		Opus Bank	200,110	0.0
24,352		Orchid Island Capital, Inc.	140,024	0.0
8,106	(1)	Origin Bancorp, Inc.	273,496	0.0
18,411	(1)	Oritani Financial Corp.	325,783	0.1
4,470		Orrstown Financial Services, Inc.	97,893	0.0
3,922		Federal Agricultural Mortgage Corp.	320,271	0.1
20,008		Pacific Premier Bancorp, Inc.	624,050	0.1
1,518	(1),(2)	Palomar Holdings, Inc.	59,840	0.0
5,653	(1)	Park National Corp.	535,961	0.1
6,151		PCSB Financial Corp.	122,958	0.0
8,457		Peapack Gladstone Financial Corp.	237,050	0.0
9,238	(1),(2)	PennyMac Financial Services, Inc.	280,650	0.0
27,371		PennyMac Mortgage Investment Trust	608,457	0.1
9,253		Peoples Bancorp., Inc.	294,338	0.0
3,530		Peoples Financial Services Corp.	159,874	0.0
7,472		People's Utah Bancorp	211,383	0.0
5,768		Piper Jaffray Cos.	435,369	0.1
8,511		PJT Partners, Inc.	346,398	0.1
18,186	(2)	PRA Group, Inc.	614,505	0.1
6,063		Preferred Bank/Los Angeles CA	317,580	0.1
21,168		ProAssurance Corp.	852,435	0.1
26,550		Provident Financial Services, Inc.	651,271	0.1
6,638		QCR Holdings, Inc.	252,111	0.0
80,697		Radian Group, Inc.	1,843,119	0.2
7,540		RBB Bancorp	148,463	0.0
13,433	(1)	Ready Capital Corp.	213,853	0.0
38,098		Redwood Trust, Inc.	625,188	0.1
3,232	(2)	Regional Management Corp.	91,013	0.0
4,420		Reliant Bancorp, Inc.	105,992	0.0
20,030		Renasant Corp.	701,250	0.1
4,760		Republic Bancorp., Inc.	206,822	0.0
21,942	(2)	Republic First Bancorp, Inc.	92,156	0.0
15,410	(1)	RLI Corp.	1,431,743	0.2
14,566	(1)	S&T Bancorp, Inc.	532,096	0.1
8,578	(2)	Safeguard Scientifics, Inc.	97,275	0.0
6,451		Safety Insurance Group, Inc.	653,680	0.1
15,081		Sandy Spring Bancorp, Inc.	508,381	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Financial: (continued)
6,239		Sculptor Capital Management, Inc.	121,536	0.0
19,380	(2)	Seacoast Banking Corp. of Florida	490,508	0.1
23,457		Selective Insurance Group	1,763,732	0.2
19,601	(1)	ServisFirst Bancshares, Inc.	649,773	0.1
3,007	(2)	Siebert Financial Corp.	27,664	0.0
5,520		Sierra Bancorp.	146,611	0.0
37,025		Simmons First National Corp.	921,923	0.1
4,808	(2)	SmartFinancial, Inc.	100,151	0.0
13,714		South State Corp.	1,032,664	0.1
3,802	(2)	Southern First Bancshares, Inc.	151,510	0.0
6,782		Southern National Bancorp of Virginia, Inc.	104,375	0.0
14,334		Southside Bancshares, Inc.	488,933	0.1
3,395	(2)	Spirit of Texas Bancshares, Inc.	73,162	0.0
7,454		State Auto Financial Corp.	241,435	0.0
9,425		Sterling Bancorp, Inc./MI	91,988	0.0
9,551		Stewart Information Services Corp.	370,483	0.1
27,428		Stifel Financial Corp.	1,573,819	0.2
10,072		Stock Yards Bancorp, Inc.	369,542	0.1
3,792		Summit Financial Group, Inc.	97,075	0.0
4,955		Territorial Bancorp, Inc.	141,614	0.0
31,018	(2)	Third Point Reinsurance Ltd.	309,870	0.0
14,498		Tiptree Financial, Inc.	105,545	0.0
6,339	(1)	Tompkins Financial Corp.	514,283	0.1
29,170		TowneBank/Portsmouth VA	811,072	0.1
13,250		TPG RE Finance Trust, Inc.	262,880	0.0
11,712		Trico Bancshares	425,146	0.1
11,846	(2)	Tristate Capital Holdings, Inc.	249,240	0.0
10,416	(2)	Triumph Bancorp, Inc.	332,166	0.1
10,929	(1),(2)	Trupanion, Inc.	277,815	0.0
44,649		Trustco Bank Corp.	363,889	0.1
26,132	(1)	Trustmark Corp.	891,363	0.1
17,886		UMB Financial Corp.	1,155,078	0.2
39,274	(1)	United Bankshares, Inc.	1,487,306	0.2
31,478		United Community Banks, Inc./GA	892,401	0.1
25,121		United Community Financial Corp.	270,804	0.0
22,068		United Financial Bancorp, Inc.	300,787	0.0
8,711		United Fire Group, Inc.	409,243	0.1
8,634		United Insurance Holdings Corp.	120,790	0.0
12,772	(1)	Universal Insurance Holdings, Inc.	383,032	0.1
14,111		Univest Financial Corp.	359,972	0.1
125,139	(1)	Valley National Bancorp	1,360,261	0.2
18,999		Veritex Holdings, Inc.	461,011	0.1
2,779		Virtus Investment Partners, Inc.	307,274	0.0
29,586	(1)	Waddell & Reed Financial, Inc.	508,287	0.1
11,305		Walker & Dunlop, Inc.	632,289	0.1
33,158		Washington Federal, Inc.	1,226,514	0.2
7,452		Washington Trust Bancorp, Inc.	360,006	0.1
13,316		Waterstone Financial, Inc.	228,769	0.0
6,345	(2)	Watford Holdings Ltd.	170,998	0.0
21,822		WesBanco, Inc.	815,488	0.1
10,896	(1)	Westamerica Bancorp.	677,513	0.1
24,537		Western Asset Mortgage Capital Corp.	236,782	0.0
10,434		Western New England Bancorp, Inc.	99,436	0.0
3,536		Westwood Holdings Group, Inc.	97,841	0.0
49,794	(1)	WisdomTree Investments, Inc.	260,174	0.0
2,574	(2)	World Acceptance Corp.	328,211	0.1
20,974		WSFS Financial Corp.	924,953	0.1
			137,462,987	17.7

		Health Care: 15.8%
12,969	(2)	Abeona Therapeutics, Inc.	29,310	0.0
42,394	(1),(2)	Acadia Pharmaceuticals, Inc.	1,525,760	0.2
11,497	(1),(2)	Accelerate Diagnostics, Inc.	213,499	0.0
17,475	(2)	Acceleron Pharma, Inc.	690,437	0.1
35,949	(2)	Accuray, Inc.	99,579	0.0
29,305	(1),(2)	AcelRx Pharmaceuticals, Inc.	64,471	0.0
55,819	(2)	Achillion Pharmaceuticals, Inc.	200,948	0.0
14,187	(2)	Aclaris Therapeutics, Inc.	15,322	0.0
17,741	(1),(2)	Acorda Therapeutics, Inc.	50,917	0.0
8,666	(1),(2)	Adamas Pharmaceuticals, Inc.	44,327	0.0
4,069	(2)	Addus HomeCare Corp.	322,590	0.1
21,853	(2)	Adverum Biotechnologies, Inc.	119,099	0.0
18,688	(2)	ADMA Biologics, Inc.	83,162	0.0
25,233	(2)	Aduro Biotech, Inc.	26,747	0.0
9,931	(2)	Aeglea BioTherapeutics, Inc.	76,369	0.0
16,027	(1),(2)	Aerie Pharmaceuticals, Inc.	308,039	0.1
23,934	(2)	Affimed NV	70,366	0.0
43,688	(2)	Agenus, Inc.	112,715	0.0
8,927	(2)	AgeX Therapeutics, Inc.	17,497	0.0
18,717	(1),(2)	Aimmune Therapeutics, Inc.	391,934	0.1
5,401	(1),(2)	Akcea Therapeutics, Inc.	83,121	0.0
43,226	(1),(2)	Akebia Therapeutics, Inc.	169,446	0.0
37,847	(2)	Akorn, Inc.	143,819	0.0
4,060	(2)	Albireo Pharma, Inc.	81,200	0.0
27,410	(1),(2)	Alder Biopharmaceuticals, Inc.	516,953	0.1
10,860	(2)	Aldeyra Therapeutics, Inc.	57,232	0.0
11,451	(1),(2)	Alector, Inc.	165,123	0.0
7,570	(1),(2)	Allakos, Inc.	595,229	0.1
14,648	(1),(2)	Allogene Therapeutics, Inc.	399,231	0.1
67,201	(2)	Allscripts Healthcare Solutions, Inc.	737,867	0.1
14,893	(2)	Alphatec Holdings, Inc.	74,763	0.0
14,445	(1),(2)	AMAG Pharmaceuticals, Inc.	166,840	0.0
11,857	(2)	Amedisys, Inc.	1,553,386	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,904	(2)	American Renal Associates Holdings, Inc.	49,953	0.0
97,021	(2)	Amicus Therapeutics, Inc.	778,108	0.1
18,135	(2)	AMN Healthcare Services, Inc.	1,043,851	0.1
37,027	(2)	Amneal Pharmaceuticals, Inc.	107,378	0.0
15,750	(2)	Amphastar Pharmaceuticals, Inc.	312,322	0.1
9,334	(2)	AnaptysBio, Inc.	326,597	0.1
18,534	(2)	Anavex Life Sciences Corp.	58,567	0.0
15,209	(2)	Angiodynamics, Inc.	280,150	0.0
3,495	(2)	ANI Pharmaceuticals, Inc.	254,716	0.0
5,886	(1),(2)	Anika Therapeutics, Inc.	323,083	0.1
63,688	(2)	Antares Pharma, Inc.	213,036	0.0
18,726	(2)	Apellis Pharmaceuticals, Inc.	451,109	0.1
9,881	(2)	Apollo Medical Holdings, Inc.	174,103	0.0
12,057	(2)	Apyx Medical Corp.	81,626	0.0
14,875	(2)	Arcus Biosciences, Inc.	135,362	0.0
21,639	(2)	Ardelyx, Inc.	101,703	0.0
20,062	(2)	Arena Pharmaceuticals, Inc.	918,238	0.1
43,598	(2)	Arqule, Inc.	312,598	0.1
37,764	(1),(2)	Arrowhead Pharmaceuticals, Inc.	1,064,189	0.1
7,013	(2)	Arvinas, Inc.	151,130	0.0
10,004	(2)	Assembly Biosciences, Inc.	98,339	0.0
23,992	(2)	Assertio Therapeutics, Inc.	30,710	0.0
18,362	(1),(2)	Atara Biotherapeutics, Inc.	259,271	0.0
26,573	(1),(2)	Athenex, Inc.	323,261	0.1
54,014	(2)	Athersys, Inc.	71,839	0.0
15,042	(2)	AtriCure, Inc.	375,147	0.1
595	(1)	Atrion Corp.	463,606	0.1
16,794	(2)	Audentes Therapeutics, Inc.	471,743	0.1
18,972	(2)	Avanos Medical, Inc.	710,691	0.1
2,677	(2)	Avedro, Inc.	60,768	0.0
23,163	(2)	Avid Bioservices, Inc.	122,764	0.0
7,504	(2)	Avrobio, Inc.	105,956	0.0
14,087	(2)	AxoGen, Inc.	175,806	0.0
6,154	(1),(2)	Axonics Modulation Technologies, Inc.	165,666	0.0
9,725	(1),(2)	Axsome Therapeutics, Inc.	196,834	0.0
4,661	(2)	Beyondspring, Inc.	84,364	0.0
45,599	(1),(2)	BioCryst Pharmaceuticals, Inc.	130,641	0.0
29,511	(2)	BioDelivery Sciences International, Inc.	124,241	0.0
15,031	(2)	Biohaven Pharmaceutical Holding Co. Ltd.	627,093	0.1
2,810	(2)	BioLife Solutions, Inc.	46,716	0.0
6,628	(2)	BioSig Technologies, Inc.	54,681	0.0
2,720	(2)	BioSpecifics Technologies Corp.	145,574	0.0
13,020	(2)	BioTelemetry, Inc.	530,305	0.1
19,257	(2)	Blueprint Medicines Corp.	1,414,812	0.2
7,757	(2)	Bridgebio Pharma, Inc.	166,543	0.0
75,008	(2)	Brookdale Senior Living, Inc.	568,561	0.1
18,324	(2)	Calithera Biosciences, Inc.	56,621	0.0
3,993	(2)	Calyxt, Inc.	22,520	0.0
13,442	(2)	Cambrex Corp.	799,799	0.1
14,520	(1),(2)	Cara Therapeutics, Inc.	265,426	0.0
13,652	(2)	Cardiovascular Systems, Inc.	648,743	0.1
16,334	(1),(2)	CareDx, Inc.	369,312	0.1
21,893	(1),(2)	CASI Pharmaceuticals, Inc.	73,123	0.0
39,382	(2)	Castlight Health, Inc.	55,529	0.0
39,074	(1),(2)	Catalyst Pharmaceuticals, Inc.	207,483	0.0
3,358	(1),(2)	Catasys, Inc.	52,922	0.0
3,011	(2)	Celcuity, Inc.	51,127	0.0
5,614	(2)	Cellular Biomedicine Group, Inc.	83,424	0.0
10,562	(1),(2)	CEL-SCI Corp.	94,424	0.0
11,872	(2)	Cerecor, Inc.	39,059	0.0
58,116	(2)	Cerus Corp.	299,588	0.1
8,223	(2)	Checkpoint Therapeutics, Inc.	20,475	0.0
14,696	(1),(2)	ChemoCentryx, Inc.	99,639	0.0
12,713	(2)	Chiasma, Inc.	62,929	0.0
22,359	(2)	Chimerix, Inc.	52,544	0.0
15,990	(1),(2)	ChromaDex Corp.	62,921	0.0
20,051	(1),(2)	Clovis Oncology, Inc.	78,800	0.0
21,477	(1),(2)	Codexis, Inc.	294,557	0.1
24,165	(2)	Coherus Biosciences, Inc.	489,583	0.1
13,401	(2)	Collegium Pharmaceutical, Inc.	153,843	0.0
37,118	(1),(2)	Community Health Systems, Inc.	133,625	0.0
4,618		Computer Programs & Systems, Inc.	104,413	0.0
9,069	(2)	Concert Pharmaceuticals, Inc.	53,326	0.0
25,431	(2)	ConforMIS, Inc.	47,302	0.0
10,306		Conmed Corp.	990,922	0.1
6,415	(2)	Constellation Pharmaceuticals, Inc.	41,441	0.0
24,508	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	119,354	0.0
38,821	(1),(2)	Corcept Therapeutics, Inc.	548,735	0.1
37,359	(2)	Corindus Vascular Robotics, Inc.	159,896	0.0
9,575	(2)	CorMedix, Inc.	61,088	0.0
1,216	(1),(2)	Cortexyme, Inc.	30,315	0.0
3,798	(2)	Corvel Corp.	287,509	0.0
4,206	(2)	Crinetics Pharmaceuticals, Inc.	63,258	0.0
14,241	(2)	Cross Country Healthcare, Inc.	146,682	0.0
14,633	(2)	CryoLife, Inc.	397,286	0.1
11,872	(2)	CryoPort, Inc.	194,167	0.0
8,517	(2)	Cue Biopharma, Inc.	71,798	0.0
5,997	(2)	Cutera, Inc.	175,292	0.0
9,059	(2)	Cyclerion Therapeutics, Inc.	109,795	0.0
26,568	(2)	Cymabay Therapeutics, Inc.	136,028	0.0
21,122	(2)	Cytokinetics, Inc.	240,368	0.0
19,347	(2)	CytomX Therapeutics, Inc.	142,781	0.0
14,693	(1),(2)	CytoSorbents Corp.	73,906	0.0
6,923	(2)	Deciphera Pharmaceuticals, Inc.	234,967	0.0
19,430	(1),(2)	Denali Therapeutics, Inc.	297,668	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Health Care: (continued)
17,621	(1),(2)	Dermira, Inc.	112,598	0.0
22,263	(2)	Dicerna Pharmaceuticals, Inc.	319,697	0.1
23,641	(1),(2)	Diplomat Pharmacy, Inc.	115,841	0.0
3,344	(2)	Dova Pharmaceuticals, Inc.	93,465	0.0
32,369	(1),(2)	Dynavax Technologies Corp.	115,719	0.0
4,278	(2)	Eagle Pharmaceuticals, Inc./DE	242,006	0.0
19,460	(1),(2)	Editas Medicine, Inc.	442,520	0.1
4,969	(1),(2)	Eidos Therapeutics, Inc.	178,735	0.0
7,999	(2)	Eiger BioPharmaceuticals, Inc.	81,990	0.0
5,830	(1),(2)	ElectroCore, Inc.	12,768	0.0
9,223	(2)	Eloxx Pharmaceuticals, Inc.	41,688	0.0
18,438	(2)	Emergent Biosolutions, Inc.	963,939	0.1
6,923	(1),(2)	Enanta Pharmaceuticals, Inc.	415,934	0.1
89,716	(2)	Endo International PLC	287,988	0.1
19,826		Ensign Group, Inc.	940,347	0.1
20,254	(2)	Enzo Biochem, Inc.	72,914	0.0
30,175	(1),(2)	Epizyme, Inc.	311,255	0.1
9,725	(1),(2)	Esperion Therapeutics, Inc.	356,518	0.1
5,217	(1),(2)	Evelo Biosciences, Inc.	31,824	0.0
7,028	(2)	Evofem Biosciences, Inc.	35,421	0.0
28,794	(1),(2)	Evolent Health, Inc.	207,029	0.0
5,257	(1),(2)	Evolus, Inc.	82,114	0.0
21,740	(2)	Fate Therapeutics, Inc.	337,622	0.1
30,818	(1),(2)	FibroGen, Inc.	1,139,650	0.2
14,130	(2)	Five Prime Therapeutics, Inc.	54,754	0.0
14,280	(1),(2)	Flexion Therapeutics, Inc.	195,707	0.0
27,159	(2)	Fluidigm Corp.	125,746	0.0
7,888	(2)	Forty Seven, Inc.	50,641	0.0
13,047	(1),(2)	G1 Therapeutics, Inc.	297,211	0.1
15,177	(1),(2)	Galectin Therapeutics, Inc.	55,700	0.0
38,972	(1),(2)	Genesis Healthcare, Inc.	43,259	0.0
22,455	(2)	GenMark Diagnostics, Inc.	136,077	0.0
9,730	(2)	Genomic Health, Inc.	659,889	0.1
74,261	(1),(2)	Geron Corp.	98,767	0.0
13,883	(1),(2)	Glaukos Corp.	867,826	0.1
22,056	(1),(2)	Global Blood Therapeutics, Inc.	1,070,157	0.2
29,747	(2)	Globus Medical, Inc.	1,520,667	0.2
14,882	(1),(2)	GlycoMimetics, Inc.	64,141	0.0
15,752	(1),(2)	Gossamer Bio, Inc.	264,476	0.0
9,041	(2)	Gritstone Oncology, Inc.	78,069	0.0
20,458	(2)	Haemonetics Corp.	2,580,572	0.3
53,049	(2)	Halozyme Therapeutics, Inc.	822,790	0.1
12,164	(2)	Hanger Orthopedic Group, Inc.	247,902	0.0
3,895	(2)	Harpoon Therapeutics, Inc.	53,206	0.0
2,354	(2)	Health Catalyst, Inc.	74,481	0.0
26,864	(2)	HealthEquity, Inc.	1,535,143	0.2
11,340	(2)	HealthStream, Inc.	293,593	0.1
28,902	(1),(2)	Heron Therapeutics, Inc.	534,687	0.1
2,912	(1),(2)	Heska Corp.	206,373	0.0
33,802	(2)	HMS Holdings Corp.	1,164,986	0.2
8,843	(1),(2)	Homology Medicines, Inc.	160,058	0.0
59,748	(2)	Immunogen, Inc.	144,590	0.0
67,474	(1),(2)	Immunomedics, Inc.	894,705	0.1
27,525	(1),(2)	Innoviva, Inc.	290,113	0.1
7,246	(2)	Inogen, Inc.	347,156	0.1
28,136	(1),(2)	Inovalon Holdings, Inc.	461,149	0.1
39,053	(1),(2)	Inovio Pharmaceuticals, Inc.	80,059	0.0
33,295	(1),(2)	Insmed, Inc.	587,324	0.1
5,488	(2)	Inspire Medical Systems, Inc.	334,878	0.1
12,558	(2)	Integer Holdings Corp.	948,882	0.1
14,693	(1),(2)	Intellia Therapeutics, Inc.	196,152	0.0
9,557	(1),(2)	Intercept Pharmaceuticals, Inc.	634,202	0.1
12,432	(1),(2)	Intersect ENT, Inc.	211,468	0.0
19,478	(2)	Intra-Cellular Therapies, Inc.	145,501	0.0
29,639	(1),(2)	Intrexon Corp.	169,535	0.0
3,522	(1),(2)	IntriCon Corp.	68,468	0.0
14,004	(1)	Invacare Corp.	105,030	0.0
34,507	(1),(2)	Invitae Corp.	664,950	0.1
45,200	(1),(2)	Iovance Biotherapeutics, Inc.	822,640	0.1
9,764	(1),(2)	iRhythm Technologies, Inc.	723,610	0.1
59,415	(1),(2)	Ironwood Pharmaceuticals, Inc.	510,078	0.1
4,860	(2)	Joint Corp./The	90,445	0.0
5,996	(2)	Jounce Therapeutics, Inc.	19,967	0.0
48,492	(1),(2)	Kadmon Holdings, Inc.	122,200	0.0
8,628	(1),(2)	Kala Pharmaceuticals, Inc.	32,830	0.0
4,796	(2)	KalVista Pharmaceuticals, Inc.	55,634	0.0
23,524	(1),(2)	Karyopharm Therapeutics, Inc.	226,301	0.0
6,808	(2)	Kezar Life Sciences, Inc.	22,330	0.0
14,875	(2)	Kindred Biosciences, Inc.	101,894	0.0
5,859	(1),(2)	Kiniksa Pharmaceuticals Ltd.	49,860	0.0
8,894	(2)	Kodiak Sciences, Inc.	127,896	0.0
4,008	(2)	Krystal Biotech, Inc.	139,178	0.0
12,168	(1),(2)	Kura Oncology, Inc.	184,589	0.0
8,611	(2)	La Jolla Pharmaceutical Co.	75,777	0.0
13,340	(2)	Lannett Co., Inc.	149,408	0.0
15,483	(2)	Lantheus Holdings, Inc.	388,081	0.1
7,125		LeMaitre Vascular, Inc.	243,532	0.0
17,314	(1),(2)	Lexicon Pharmaceuticals, Inc.	52,115	0.0
11,828	(2)	LHC Group, Inc.	1,343,188	0.2
7,431	(1),(2)	Ligand Pharmaceuticals, Inc.	739,682	0.1
46,234	(1),(2)	Lineage Cell Therapeutics, Inc.	45,309	0.0
5,289	(2)	Liquidia Technologies, Inc.	18,829	0.0
19,438	(2)	LivaNova PLC	1,434,330	0.2
4,192	(2)	Livongo Health, Inc.	73,108	0.0
3,896	(2)	LogicBio Therapeutics, Inc.	42,116	0.0
16,855		Luminex Corp.	348,056	0.1
17,857	(2)	MacroGenics, Inc.	227,855	0.0
2,953	(1),(2)	Madrigal Pharmaceuticals, Inc.	254,608	0.0
9,189	(2)	Magellan Health, Inc.	570,637	0.1
7,463	(2)	Magenta Therapeutics, Inc.	76,570	0.0
34,160	(1),(2)	Mallinckrodt PLC - W/I	82,326	0.0
79,245	(1),(2)	MannKind Corp.	99,056	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Health Care: (continued)
20,904	(1),(2)	Marinus Pharmaceuticals, Inc.	32,192	0.0
10,061	(1),(2)	Marker Therapeutics, Inc.	51,412	0.0
28,886	(1),(2)	Medicines Co.	1,444,300	0.2
17,408	(2)	MediciNova, Inc.	138,481	0.0
10,099	(2)	Medpace Holdings, Inc.	848,720	0.1
25,695	(2)	MEI Pharma, Inc.	43,168	0.0
6,589	(2)	MeiraGTx Holdings plc	105,095	0.0
17,936		Meridian Bioscience, Inc.	170,213	0.0
21,297	(2)	Merit Medical Systems, Inc.	648,707	0.1
13,069	(2)	Mersana Therapeutics, Inc.	20,649	0.0
1,339	(1)	Mesa Laboratories, Inc.	318,374	0.1
5,366	(2)	Millendo Therapeutics, Inc.	38,152	0.0
13,586	(1),(2)	Minerva Neurosciences, Inc.	105,291	0.0
10,622	(1),(2)	Mirati Therapeutics, Inc.	827,560	0.1
2,805	(2)	Misonix, Inc.	56,380	0.0
7,843	(2)	Molecular Templates, Inc.	51,685	0.0
40,059	(2)	Momenta Pharmaceuticals, Inc.	519,165	0.1
3,123	(1),(2)	Morphic Holding, Inc.	56,558	0.0
13,882	(2)	Mustang Bio, Inc.	45,255	0.0
16,890	(1),(2)	MyoKardia, Inc.	880,813	0.1
27,870	(2)	Myriad Genetics, Inc.	797,918	0.1
12,813	(2)	NanoString Technologies, Inc.	276,633	0.0
21,918	(1),(2)	Natera, Inc.	718,910	0.1
5,177		National Healthcare Corp.	423,737	0.1
4,879		National Research Corp.	281,762	0.0
13,508	(2)	Natus Medical, Inc.	430,095	0.1
20,230	(2)	Neogen Corp.	1,377,865	0.2
34,993	(1),(2)	NeoGenomics, Inc.	669,066	0.1
6,933	(2)	Neon Therapeutics, Inc.	11,925	0.0
5,527	(1),(2)	Neuronetics, Inc.	45,929	0.0
11,766	(1),(2)	Nevro Corp.	1,011,523	0.1
1,377	(2)	NextCure, Inc.	42,480	0.0
22,626	(2)	NextGen Healthcare, Inc.	354,549	0.1
3,343	(2)	NGM Biopharmaceuticals, Inc.	46,301	0.0
10,361	(1),(2)	Novavax, Inc.	52,012	0.0
33,426	(1),(2)	Novocure Ltd.	2,499,596	0.3
20,469	(2)	NuVasive, Inc.	1,297,325	0.2
17,284	(1),(2)	Ocular Therapeutix, Inc.	52,543	0.0
4,283	(1),(2)	Odonate Therapeutics, Inc.	111,486	0.0
19,654	(1),(2)	Omeros Corp.	320,950	0.1
15,849	(2)	Omnicell, Inc.	1,145,407	0.2
133,269	(1),(2)	Opko Health, Inc.	278,532	0.0
5,135	(2)	OptimizeRx Corp.	74,355	0.0
10,366	(1),(2)	Optinose, Inc.	72,562	0.0
51,622	(2)	Option Care Health, Inc.	165,190	0.0
25,496	(2)	OraSure Technologies, Inc.	190,455	0.0
7,439	(2)	Orthofix Medical, Inc.	394,416	0.1
3,408	(1),(2)	OrthoPediatrics Corp.	120,166	0.0
24,398		Owens & Minor, Inc.	141,752	0.0
57,605	(2)	Pacific Biosciences of California, Inc.	297,242	0.1
16,125	(2)	Pacira BioSciences, Inc.	613,879	0.1
97,173	(2)	Palatin Technologies, Inc.	88,311	0.0
13,152	(1),(2)	Paratek Pharmaceuticals, Inc.	56,817	0.0
32,006	(1)	Patterson Cos., Inc.	570,347	0.1
54,929	(2)	PDL BioPharma, Inc.	118,647	0.0
3,376	(2)	Personalis, Inc.	49,543	0.0
7,088	(1),(2)	PetIQ, Inc.	193,219	0.0
12,888	(2)	Pfenex, Inc.	108,775	0.0
5,454	(1),(2)	PhaseBio Pharmaceuticals, Inc.	22,743	0.0
8,479		Phibro Animal Health Corp.	180,857	0.0
2,858	(2)	Phreesia, Inc.	69,278	0.0
22,142	(2)	Pieris Pharmaceuticals, Inc.	75,504	0.0
6,249	(1),(2)	PolarityTE, Inc.	20,184	0.0
28,554	(1),(2)	Portola Pharmaceuticals, Inc.	765,818	0.1
4,769	(2)	Precision BioSciences, Inc.	40,012	0.0
21,403	(1),(2)	Prestige Consumer Healthcare, Inc.	742,470	0.1
4,227	(2)	Prevail Therapeutics, Inc.	51,908	0.0
4,808	(1),(2)	Principia Biopharma, Inc.	135,778	0.0
36,292	(2)	Progenics Pharmaceuticals, Inc.	183,456	0.0
6,821	(2)	Protagonist Therapeutics, Inc.	81,920	0.0
18,472	(2)	Prothena Corp. PLC	144,820	0.0
4,809	(2)	Providence Service Corp.	285,943	0.0
22,182	(2)	PTC Therapeutics, Inc.	750,195	0.1
5,254	(1),(2)	Pulse Biosciences, Inc.	81,122	0.0
12,908	(1),(2)	Puma Biotechnology, Inc.	138,955	0.0
4,548	(2)	Quanterix Corp.	99,874	0.0
13,993	(2)	Quidel Corp.	858,471	0.1
41,612	(1),(2)	R1 RCM, Inc.	371,595	0.1
13,443	(1),(2)	Ra Pharmaceuticals, Inc.	317,927	0.1
17,785	(1),(2)	Radius Health, Inc.	457,964	0.1
17,546	(2)	RadNet, Inc.	251,961	0.0
7,889	(2)	Reata Pharmaceuticals, Inc.	633,408	0.1
9,234	(2)	Recro Pharma, Inc.	102,313	0.0
13,023	(2)	REGENXBIO, Inc.	463,619	0.1
19,636	(2)	Repligen Corp.	1,505,885	0.2
5,529	(1),(2)	Replimune Group, Inc.	76,853	0.0
6,077	(2)	resTORbio, Inc.	53,721	0.0
17,850	(1),(2)	Retrophin, Inc.	206,881	0.0
16,508	(1),(2)	Revance Therapeutics, Inc.	214,604	0.0
7,959	(1),(2)	Rhythm Pharmaceuticals, Inc.	171,835	0.0
74,982	(2)	Rigel Pharmaceuticals, Inc.	140,216	0.0
10,676	(1),(2)	Rocket Pharmaceuticals, Inc.	124,375	0.0
25,297	(2)	Rockwell Medical, Inc.	69,820	0.0
22,029	(2)	RTI Surgical Holdings, Inc.	62,783	0.0
14,409	(1),(2)	Rubius Therapeutics, Inc.	113,111	0.0
44,098	(1),(2)	Sangamo Therapeutics, Inc.	399,087	0.1
10,875	(2)	Savara, Inc.	28,819	0.0
6,760	(1),(2)	Scholar Rock Holding Corp.	60,502	0.0
6,043	(2)	SeaSpine Holdings Corp.	73,785	0.0
43,537	(2)	Select Medical Holdings Corp.	721,408	0.1
43,605	(1),(2)	Senseonics Holdings, Inc.	43,104	0.0
13,670	(1),(2)	Seres Therapeutics, Inc.	54,817	0.0
2,422	(2)	Shockwave Medical, Inc.	72,490	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,113	(2)	SI-BONE, Inc.	90,347	0.0
13,096	(2)	Sientra, Inc.	84,862	0.0
22,040	(2)	SIGA Technologies, Inc.	112,845	0.0
3,740	(2)	Silk Road Medical, Inc.	121,662	0.0
4,866		Simulations Plus, Inc.	168,850	0.0
7,246	(1),(2)	Solid Biosciences, Inc.	74,924	0.0
4,006	(1),(2)	Soliton, Inc.	42,824	0.0
50,144	(1),(2)	Sorrento Therapeutics, Inc.	107,308	0.0
12,830	(2)	Spark Therapeutics, Inc.	1,244,253	0.2
42,804	(2)	Spectrum Pharmaceuticals, Inc.	355,059	0.1
4,782	(2)	Spero Therapeutics, Inc.	50,689	0.0
17,860	(1),(2)	Staar Surgical Co.	460,431	0.1
17,250	(1),(2)	Stemline Therapeutics, Inc.	179,572	0.0
2,965	(2)	Stoke Therapeutics, Inc.	63,718	0.0
19,592	(1),(2)	Supernus Pharmaceuticals, Inc.	538,388	0.1
9,444	(1),(2)	Surgery Partners, Inc.	69,744	0.0
5,631	(2)	SurModics, Inc.	257,562	0.0
5,164	(2)	Sutro Biopharma, Inc.	46,941	0.0
9,144	(2)	Syndax Pharmaceuticals, Inc.	68,306	0.0
24,393	(2)	Syneos Health, Inc.	1,297,952	0.2
7,207	(2)	Synlogic, Inc.	16,504	0.0
3,199	(2)	Synthorx, Inc.	52,048	0.0
13,602	(2)	Syros Pharmaceuticals, Inc.	141,189	0.0
7,408	(1),(2)	Tabula Rasa HealthCare, Inc.	406,996	0.1
7,336	(1),(2)	Tactile Systems Technology, Inc.	310,460	0.1
22,013	(2)	Tandem Diabetes Care, Inc.	1,298,327	0.2
4,247	(1),(2)	TCR2 Therapeutics, Inc.	63,832	0.0
27,579	(1),(2)	Teladoc Health, Inc.	1,867,650	0.3
39,034	(2)	Tenet Healthcare Corp.	863,432	0.1
29,193	(1),(2)	TG Therapeutics, Inc.	163,919	0.0
79,888	(1),(2)	TherapeuticsMD, Inc.	289,993	0.1
18,830	(2)	Theravance Biopharma, Inc.	366,808	0.1
18,694	(1),(2)	Tivity Health, Inc.	310,881	0.1
8,527	(2)	Tocagen, Inc.	5,648	0.0
76,629	(2)	TransEnterix, Inc.	47,495	0.0
12,044	(1),(2)	Translate Bio, Inc.	119,356	0.0
2,271	(2)	TransMedics Group, Inc.	53,936	0.0
8,250	(1),(2)	Tricida, Inc.	254,677	0.0
9,568	(2)	Triple-S Management Corp.	128,211	0.0
2,343	(2)	Turning Point Therapeutics, Inc.	88,097	0.0
8,482	(1),(2)	Twist Bioscience Corp.	202,550	0.0
23,930	(1),(2)	Tyme Technologies, Inc.	28,477	0.0
21,529	(1),(2)	Ultragenyx Pharmaceutical, Inc.	921,011	0.1
11,853	(1),(2)	UNITY Biotechnology, Inc.	72,303	0.0
6,689	(1),(2)	UroGen Pharma Ltd.	159,399	0.0
5,037	(1)	US Physical Therapy, Inc.	657,580	0.1
1,397		Utah Medical Products, Inc.	133,888	0.0
21,932	(2)	Vanda Pharmaceuticals, Inc.	291,257	0.1
5,141	(2)	Vapotherm, Inc.	48,685	0.0
15,279	(2)	Varex Imaging Corp.	436,063	0.1
48,338	(2)	VBI Vaccines, Inc.	22,777	0.0
18,635	(2)	Veracyte, Inc.	447,240	0.1
18,383	(1),(2)	Vericel Corp.	278,319	0.0
4,484	(2)	Verrica Pharmaceuticals, Inc.	66,184	0.0
27,867	(1),(2)	ViewRay, Inc.	80,814	0.0
26,787	(1),(2)	Viking Therapeutics, Inc.	184,295	0.0
12,599	(1),(2)	Vocera Communications, Inc.	310,565	0.1
9,619	(1),(2)	Voyager Therapeutics, Inc.	165,543	0.0
8,689	(1),(2)	WaVe Life Sciences Ltd.	178,385	0.0
49,778	(1),(2)	Wright Medical Group NV	1,026,920	0.1
4,604	(2)	X4 Pharmaceuticals, Inc.	58,517	0.0
8,881	(2)	XBiotech, Inc.	92,895	0.0
19,038	(1),(2)	Xencor, Inc.	642,152	0.1
10,014	(1),(2)	Xeris Pharmaceuticals, Inc.	98,438	0.0
7,365	(2)	Y-mAbs Therapeutics, Inc.	191,932	0.0
62,710	(1),(2)	ZIOPHARM Oncology, Inc.	268,399	0.0
17,082	(1),(2)	Zogenix, Inc.	683,963	0.1
7,747	(1),(2)	Zynerba Pharmaceuticals, Inc.	58,567	0.0
6,472	(1)	Zynex, Inc.	61,549	0.0
			122,722,963	15.8

		Industrials: 15.7%
16,454	(1)	AAON, Inc.	755,897	0.1
13,727		AAR Corp.	565,690	0.1
26,381	(1)	ABM Industries, Inc.	958,158	0.1
21,015	(2)	Acacia Research Corp.	56,320	0.0
41,714		ACCO Brands Corp.	411,717	0.1
21,957		Actuant Corp.	481,737	0.1
28,304	(2)	Advanced Disposal Services, Inc.	921,861	0.1
14,551		Advanced Drainage Systems, Inc.	469,561	0.1
13,736	(2)	Aegion Corp.	293,676	0.0
28,993	(1),(2)	Aerojet Rocketdyne Holdings, Inc.	1,464,436	0.2
8,713	(1),(2)	Aerovironment, Inc.	466,668	0.1
23,610	(2)	Air Transport Services Group, Inc.	496,282	0.1
21,234		Aircastle Ltd.	476,279	0.1
3,891		Alamo Group, Inc.	458,049	0.1
11,478		Albany International Corp.	1,034,856	0.1
5,110	(1)	Allegiant Travel Co.	764,763	0.1
2,538		Allied Motion Technologies, Inc.	89,617	0.0
24,007		Altra Industrial Motion Corp.	664,874	0.1
8,393	(2)	Ameresco, Inc.	134,876	0.0
7,775	(2)	American Superconductor Corp.	60,956	0.0
5,729	(2)	American Woodmark Corp.	509,365	0.1
10,225		Apogee Enterprises, Inc.	398,673	0.1
15,128		Applied Industrial Technologies, Inc.	859,270	0.1
10,180	(1)	ArcBest Corp.	309,981	0.0
18,288		Arcosa, Inc.	625,632	0.1
6,417		Argan, Inc.	252,124	0.0
8,085	(2)	Armstrong Flooring, Inc.	51,663	0.0
20,081	(2)	ASGN, Inc.	1,262,292	0.2
8,660		Astec Industries, Inc.	269,326	0.0
9,366	(2)	Astronics Corp.	275,173	0.0
16,563	(2)	Atkore International Group, Inc.	502,687	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,614	(2)	Atlas Air Worldwide Holdings, Inc.	192,101	0.0
22,842	(2)	Avis Budget Group, Inc.	645,515	0.1
23,143	(2)	Axon Enterprise, Inc.	1,314,060	0.2
10,825		AZZ, Inc.	471,537	0.1
18,438		Barnes Group, Inc.	950,295	0.1
2,971		Barrett Business Services, Inc.	263,884	0.0
27,531	(2)	Beacon Roofing Supply, Inc.	923,114	0.1
3,232		BG Staffing, Inc.	61,764	0.0
21,394	(1),(2)	Bloom Energy Corp.	69,530	0.0
5,052	(2)	Blue Bird Corp.	96,165	0.0
3,834	(1),(2)	BlueLinx Holdings, Inc.	123,953	0.0
27,418	(2)	BMC Stock Holdings, Inc.	717,803	0.1
19,044		Brady Corp.	1,010,284	0.1
15,341	(1)	Briggs & Stratton Corp.	92,966	0.0
12,783	(1),(2)	BrightView Holdings, Inc.	219,228	0.0
19,952		Brink's Co.	1,655,018	0.2
44,644	(2)	Builders FirstSource, Inc.	918,550	0.1
8,078		Caesarstone Ltd.	134,176	0.0
6,201	(2)	CAI International, Inc.	134,996	0.0
17,382	(2)	Casella Waste Systems, Inc.	746,383	0.1
21,012	(2)	CBIZ, Inc.	493,782	0.1
12,057	(2)	Ceco Environmental Corp.	84,218	0.0
13,838	(2)	Chart Industries, Inc.	862,938	0.1
8,625	(2)	Cimpress NV	1,137,120	0.2
7,017	(2)	CIRCOR International, Inc.	263,488	0.0
9,459		Columbus McKinnon Corp.	344,591	0.0
14,519		Comfort Systems USA, Inc.	642,175	0.1
9,891	(2)	Commercial Vehicle Group, Inc.	71,314	0.0
4,379	(2)	Construction Partners, Inc.	68,225	0.0
14,518	(2)	Continental Building Products, Inc.	396,196	0.1
16,322	(2)	Cornerstone Building Brands, Inc.	98,748	0.0
17,630		Costamare, Inc.	107,014	0.0
47,625	(1)	Covanta Holding Corp.	823,436	0.1
4,446	(2)	Covenant Transportation Group, Inc.	73,092	0.0
2,915		CRA International, Inc.	122,343	0.0
6,001		CSW Industrials, Inc.	414,249	0.1
11,357		Cubic Corp.	799,874	0.1
15,103	(2)	Daseke, Inc.	37,757	0.0
17,196		Deluxe Corp.	845,355	0.1
9,079		Douglas Dynamics, Inc.	404,651	0.1
4,394	(2)	Ducommun, Inc.	186,306	0.0
6,569	(2)	DXP Enterprises, Inc.	228,076	0.0
11,701	(2)	Dycom Industries, Inc.	597,336	0.1
16,816	(1),(2)	Eagle Bulk Shipping, Inc.	73,570	0.0
2,600		Eastern Co/The	64,532	0.0
11,373	(1),(2)	Echo Global Logistics, Inc.	257,598	0.0
22,149		EMCOR Group, Inc.	1,907,472	0.3
8,508		Encore Wire Corp.	478,830	0.1
12,752	(1),(2)	Energous Corp.	42,273	0.0
15,687	(1),(2)	Energy Recovery, Inc.	145,340	0.0
16,716		EnerSys	1,102,253	0.1
11,467	(1)	Ennis, Inc.	231,748	0.0
8,290		EnPro Industries, Inc.	569,108	0.1
10,399		ESCO Technologies, Inc.	827,344	0.1
1,771		EVI Industries, Inc.	56,530	0.0
30,730	(1),(2)	Evoqua Water Technologies Corp.	523,025	0.1
20,865		Exponent, Inc.	1,458,464	0.2
23,748		Federal Signal Corp.	777,510	0.1
4,715		Forrester Research, Inc.	151,540	0.0
11,202		Forward Air Corp.	713,791	0.1
6,048	(2)	Foundation Building Materials, Inc.	93,684	0.0
4,297	(2)	Franklin Covey Co.	150,395	0.0
18,543		Franklin Electric Co., Inc.	886,541	0.1
15,045	(2)	FTI Consulting, Inc.	1,594,620	0.2
13,905	(1)	GATX Corp.	1,078,055	0.1
23,904	(2)	Generac Holdings, Inc.	1,872,639	0.2
12,697	(1),(2)	Gibraltar Industries, Inc.	583,300	0.1
12,876	(2)	GMS, Inc.	369,799	0.1
7,467		Gorman-Rupp Co.	259,777	0.0
4,200	(2)	GP Strategies Corp.	53,928	0.0
4,325		Graham Corp.	85,895	0.0
17,683	(1)	Granite Construction, Inc.	568,155	0.1
24,486	(2)	Great Lakes Dredge & Dock Corp.	255,879	0.0
11,863		Greenbrier Cos., Inc.	357,314	0.1
14,099		Griffon Corp.	295,656	0.0
12,155		H&E Equipment Services, Inc.	350,793	0.1
31,075	(2)	Harsco Corp.	589,182	0.1
18,542	(1)	Hawaiian Holdings, Inc.	486,913	0.1
29,626	(1)	Healthcare Services Group, Inc.	719,616	0.1
18,857	(1)	Heartland Express, Inc.	405,614	0.1
7,495		Heidrick & Struggles International, Inc.	204,614	0.0
11,974		Helios Technologies, Inc.	485,785	0.1
9,392	(2)	Herc Holdings, Inc.	436,822	0.1
6,365	(2)	Heritage-Crystal Clean, Inc.	168,673	0.0
23,430		Herman Miller, Inc.	1,079,889	0.1
38,849	(2)	Hertz Global Holdings, Inc.	537,670	0.1
23,474		Hillenbrand, Inc.	724,877	0.1
17,542		HNI Corp.	622,741	0.1
13,021	(2)	HUB Group, Inc.	605,477	0.1
9,073	(2)	Huron Consulting Group, Inc.	556,538	0.1
4,213		Hyster-Yale Materials Handling, Inc. - A shares	230,577	0.0
7,359		ICF International, Inc.	621,615	0.1
19,456	(1),(2)	Innerworkings, Inc.	86,190	0.0
15,140		Insperity, Inc.	1,493,107	0.2
6,525		Insteel Industries, Inc.	133,958	0.0
24,084		Interface, Inc.	347,773	0.1
27,208	(2)	JELD-WEN Holding, Inc.	524,842	0.1
12,409		John Bean Technologies Corp.	1,233,827	0.2
4,413		Kadant, Inc.	387,417	0.1
11,001	(1)	Kaman Corp.	654,119	0.1
13,378		Kelly Services, Inc.	324,015	0.0
31,713		Kennametal, Inc.	974,858	0.1
8,948		Kforce, Inc.	338,548	0.0
15,914		Kimball International, Inc.	307,140	0.0
19,617		Knoll, Inc.	497,291	0.1
22,029		Korn Ferry	851,201	0.1
36,035	(1),(2)	Kratos Defense & Security Solutions, Inc.	670,071	0.1
2,567	(2)	Lawson Products	99,420	0.0
4,013	(2)	LB Foster Co.	86,962	0.0
4,282	(1)	Lindsay Corp.	397,584	0.1
13,819		LSC Communications, Inc.	19,070	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Industrials: (continued)
9,680		Luxfer Holdings PLC	150,814	0.0
6,632	(2)	Lydall, Inc.	165,203	0.0
13,775	(2)	Manitowoc Co., Inc./The	172,188	0.0
16,204		Marten Transport Ltd.	336,719	0.0
10,600	(2)	Masonite International Corp.	614,800	0.1
24,015	(1),(2)	Mastec, Inc.	1,559,294	0.2
17,276		Matson, Inc.	648,023	0.1
12,624		Matthews International Corp.	446,763	0.1
23,224		Maxar Technologies, Inc.	176,502	0.0
9,723		McGrath Rentcorp	676,624	0.1
21,132	(2)	Mercury Systems, Inc.	1,715,284	0.2
31,223	(2)	Meritor, Inc.	577,626	0.1
6,943	(2)	Mesa Air Group, Inc.	46,831	0.0
26,930	(2)	Milacron Holdings Corp.	448,923	0.1
4,556		Miller Industries, Inc.	151,715	0.0
6,731	(2)	Mistras Group, Inc.	110,388	0.0
17,851		Mobile Mini, Inc.	657,988	0.1
12,794		Moog, Inc.	1,037,849	0.1
31,105	(1),(2)	MRC Global, Inc.	377,304	0.1
13,508	(1)	MSA Safety, Inc.	1,473,858	0.2
22,383		Mueller Industries, Inc.	641,944	0.1
62,738		Mueller Water Products, Inc.	705,175	0.1
6,929	(2)	MYR Group, Inc.	216,808	0.0
1,963	(1)	National Presto Industries, Inc.	174,884	0.0
16,131		Navigant Consulting, Inc.	450,861	0.1
19,603	(2)	Navistar International Corp.	551,040	0.1
17,435		NN, Inc.	124,312	0.0
4,096	(2)	Northwest Pipe Co.	115,302	0.0
42,743	(2)	NOW, Inc.	490,262	0.1
3,988	(1),(2)	NV5 Global, Inc.	272,261	0.0
1,103	(1)	Omega Flex, Inc.	112,782	0.0
7,074		Park Aerospace Corp.	124,219	0.0
3,504		Park-Ohio Holdings Corp.	104,629	0.0
5,710	(2)	Parsons Corp.	188,316	0.0
8,967	(2)	Patrick Industries, Inc.	384,505	0.1
21,981	(2)	PGT Innovations, Inc.	379,612	0.1
9,172	(2)	Pico Holdings, Inc.	92,545	0.0
65,810	(1)	Pitney Bowes, Inc.	300,752	0.0
93,049	(1),(2)	Plug Power, Inc.	244,719	0.0
3,719		Powell Industries, Inc.	145,599	0.0
1,207		Preformed Line Products Co.	65,890	0.0
18,164		Primoris Services Corp.	356,196	0.1
10,630	(2)	Proto Labs, Inc.	1,085,323	0.1
13,034	(1)	Quad/Graphics, Inc.	136,987	0.0
13,972	(1)	Quanex Building Products Corp.	252,614	0.0
16,248	(2)	Radiant Logistics, Inc.	84,002	0.0
14,413		Raven Industries, Inc.	482,259	0.1
9,494	(2)	RBC Bearings, Inc.	1,575,150	0.2
12,302		Resources Connection, Inc.	209,011	0.0
10,542		REV Group, Inc.	120,495	0.0
40,439	(2)	Rexnord Corp.	1,093,875	0.1
27,891		RR Donnelley & Sons Co.	105,149	0.0
13,452		Rush Enterprises, Inc. - Class A	518,978	0.1
20,992	(2)	Safe Bulkers, Inc.	36,736	0.0
10,297	(2)	Saia, Inc.	964,829	0.1
22,439		Scorpio Bulkers, Inc.	136,429	0.0
16,699		Simpson Manufacturing Co., Inc.	1,158,410	0.2
16,210	(1),(2)	SiteOne Landscape Supply, Inc.	1,199,864	0.2
20,185		Skywest, Inc.	1,158,619	0.2
8,882	(2)	SP Plus Corp.	328,634	0.0
13,574		Spartan Motors, Inc.	186,235	0.0
27,193	(1),(2)	Spirit Airlines, Inc.	987,106	0.1
17,565	(2)	SPX Corp.	702,776	0.1
16,354	(2)	SPX FLOW, Inc.	645,329	0.1
5,107		Standex International Corp.	372,505	0.1
34,729		Steelcase, Inc.	639,014	0.1
9,938	(2)	Sterling Construction Co., Inc.	130,685	0.0
42,256	(1),(2)	Sunrun, Inc.	705,886	0.1
4,897	(1)	Systemax, Inc.	107,783	0.0
12,447	(1),(2)	Team, Inc.	224,668	0.0
7,200	(1)	Tennant Co.	509,040	0.1
20,132		Terex Corp.	522,828	0.1
21,875		Tetra Tech, Inc.	1,897,875	0.2
10,722	(1),(2)	Textainer Group Holdings Ltd.	106,255	0.0
14,006	(2)	Thermon Group Holdings, Inc.	321,858	0.0
20,279		Titan International, Inc.	54,753	0.0
7,101	(2)	Titan Machinery, Inc.	101,828	0.0
8,884	(1),(2)	TPI Composites, Inc.	166,575	0.0
23,238	(1),(2)	Trex Co., Inc.	2,113,031	0.3
18,507	(2)	Trimas Corp.	567,240	0.1
17,433	(2)	TriNet Group, Inc.	1,084,158	0.1
20,572	(1)	Triton International Ltd./Bermuda	696,156	0.1
19,986	(1)	Triumph Group, Inc.	457,280	0.1
15,383	(2)	TrueBlue, Inc.	324,581	0.0
15,635	(1),(2)	Tutor Perini Corp.	224,050	0.0
3,559	(2)	Twin Disc, Inc.	37,690	0.0
6,007		Unifirst Corp.	1,172,086	0.2
23,952		Universal Forest Products, Inc.	955,206	0.1
2,835		Universal Logistics Holdings, Inc.	65,999	0.0
19,964	(1),(2)	Upwork, Inc.	265,621	0.0
8,994	(1)	US Ecology, Inc.	575,076	0.1
7,753	(1),(2)	US Xpress Enterprises, Inc.	37,369	0.0
5,111	(2)	Vectrus, Inc.	207,762	0.0
4,821	(2)	Veritiv Corp.	87,164	0.0
8,322		Viad Corp.	558,822	0.1
7,383	(2)	Vicor Corp.	217,946	0.0
16,761	(1),(2)	Vivint Solar, Inc.	109,617	0.0
3,786		VSE Corp.	129,065	0.0
21,567		Wabash National Corp.	312,937	0.0
10,858		Watts Water Technologies, Inc.	1,017,720	0.1
43,036	(1),(2)	Welbilt, Inc.	725,587	0.1
18,379	(1)	Werner Enterprises, Inc.	648,779	0.1
22,833	(2)	Wesco Aircraft Holdings, Inc.	251,391	0.0
3,831	(1),(2)	Willdan Group, Inc.	134,391	0.0
17,285	(2)	Willscot Corp.	269,300	0.0
948	(2)	Willis Lease Finance Corp.	52,500	0.0
13,882	(1),(2)	YRC Worldwide, Inc.	41,924	0.0
			122,485,539	15.7

		Information Technology: 13.0%
43,892	(1),(2)	3D Systems Corp.	357,720	0.1
37,519	(1),(2)	8x8, Inc.	777,394	0.1
23,816	(2)	A10 Networks, Inc.	165,283	0.0
14,144	(2)	Acacia Communications, Inc.	925,018	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Information Technology: (continued)
45,883	(2)	ACI Worldwide, Inc.	1,437,285	0.2
10,306	(1),(2)	Adesto Technologies Corp.	88,219	0.0
19,483		Adtran, Inc.	221,035	0.0
15,161	(1),(2)	Advanced Energy Industries, Inc.	870,393	0.1
7,524	(2)	Agilysys, Inc.	192,690	0.0
3,338	(2)	Airgain, Inc.	39,221	0.0
9,974	(1),(2)	Akoustis Technologies, Inc.	77,298	0.0
14,034	(1),(2)	Alarm.com Holdings, Inc.	654,546	0.1
8,300	(2)	Alpha & Omega Co.	101,924	0.0
14,583	(1),(2)	Altair Engineering, Inc.	504,863	0.1
12,469	(1),(2)	Ambarella, Inc.	783,490	0.1
12,827		American Software, Inc.	192,662	0.0
40,129	(2)	Amkor Technology, Inc.	365,174	0.1
12,096	(2)	Anixter International, Inc.	836,076	0.1
6,381	(1),(2)	Appfolio, Inc.	607,088	0.1
12,044	(1),(2)	Appian Corp.	572,090	0.1
7,684	(1),(2)	Applied Optoelectronics, Inc.	86,214	0.0
30,611	(2)	Arlo Technologies, Inc.	104,384	0.0
1,969		AstroNova, Inc.	31,839	0.0
42,823	(1),(2)	Avaya Holdings Corp.	438,079	0.1
11,624	(2)	Avid Technology, Inc.	71,953	0.0
19,189		AVX Corp.	291,673	0.0
13,521	(2)	Axcelis Technologies, Inc.	231,074	0.0
15,801	(2)	AXT, Inc.	56,252	0.0
11,468	(1)	Badger Meter, Inc.	615,832	0.1
3,625		Bel Fuse, Inc.	54,484	0.0
15,295	(1)	Belden, Inc.	815,835	0.1
16,263		Benchmark Electronics, Inc.	472,603	0.1
11,591	(2)	Benefitfocus, Inc.	275,982	0.0
19,423		Blackbaud, Inc.	1,754,674	0.2
16,420	(1),(2)	Blackline, Inc.	785,040	0.1
17,224	(2)	Bottomline Technologies de, Inc.	677,764	0.1
53,193	(1),(2)	Box, Inc.	880,876	0.1
17,068	(2)	Brightcove, Inc.	178,873	0.0
27,829	(1)	Brooks Automation, Inc.	1,030,508	0.1
11,240		Cabot Microelectronics Corp.	1,587,200	0.2
12,657	(2)	CalAmp Corp.	145,809	0.0
16,990	(2)	Calix, Inc.	108,566	0.0
21,931	(2)	Carbon Black, Inc.	569,987	0.1
12,959	(2)	Carbonite, Inc.	200,735	0.0
15,388	(1),(2)	Cardtronics plc	465,333	0.1
11,343	(2)	Casa Systems, Inc.	89,099	0.0
6,253		Cass Information Systems, Inc.	337,599	0.0
9,090	(2)	Ceva, Inc.	271,427	0.0
10,448	(2)	ChannelAdvisor Corp.	97,480	0.0
23,460	(2)	Cirrus Logic, Inc.	1,256,987	0.2
32,680	(2)	Cision Ltd.	251,309	0.0
4,506	(2)	Clearfield, Inc.	53,396	0.0
88,325	(1),(2)	Cloudera, Inc.	782,559	0.1
14,950		Cohu, Inc.	201,900	0.0
15,458	(2)	Commvault Systems, Inc.	691,127	0.1
9,986		Comtech Telecommunications Corp.	324,545	0.0
62,428	(2)	Conduent, Inc.	388,302	0.1
21,901	(2)	Cornerstone OnDemand, Inc.	1,200,613	0.2
13,433	(1)	CSG Systems International, Inc.	694,217	0.1
13,175		CTS Corp.	426,343	0.1
15,461	(1)	Daktronics, Inc.	114,179	0.0
30,815	(1),(2)	Diebold Nixdorf, Inc.	345,128	0.1
10,731	(2)	Digi International, Inc.	146,156	0.0
4,778	(1),(2)	Digimarc Corp.	186,772	0.0
30,899	(2)	Digital Turbine, Inc.	199,144	0.0
16,139	(1),(2)	Diodes, Inc.	647,981	0.1
7,084	(1),(2)	Domo, Inc.	113,202	0.0
4,368	(2)	DSP Group, Inc.	61,523	0.0
9,769	(1)	Ebix, Inc.	411,275	0.1
8,670	(2)	eGain Corp.	69,403	0.0
28,565	(1),(2)	Endurance International Group Holdings, Inc.	107,119	0.0
36,275	(1),(2)	Enphase Energy, Inc.	806,393	0.1
18,323	(2)	Envestnet, Inc.	1,038,914	0.1
5,213	(2)	ePlus, Inc.	396,657	0.1
12,772	(1),(2)	Everbridge, Inc.	788,160	0.1
24,255		EVERTEC, Inc.	757,241	0.1
11,403	(2)	Evo Payments, Inc.	320,652	0.0
19,077	(2)	Exela Technologies, Inc.	22,511	0.0
13,276	(2)	ExlService Holdings, Inc.	888,961	0.1
48,628	(2)	Extreme Networks, Inc.	353,769	0.1
14,431	(2)	Fabrinet	754,741	0.1
6,958	(1),(2)	Faro Technologies, Inc.	336,419	0.0
87,368	(1),(2)	Fitbit, Inc.	332,872	0.0
23,238	(2)	Five9, Inc.	1,248,810	0.2
15,013	(2)	ForeScout Technologies, Inc.	569,293	0.1
30,585	(2)	Formfactor, Inc.	570,257	0.1
13,540	(1),(2)	GTT Communications, Inc.	127,547	0.0
14,323	(2)	GTY Technology Holdings, Inc.	89,805	0.0
10,669		Hackett Group, Inc.	175,612	0.0
35,962	(2)	Harmonic, Inc.	236,630	0.0
4,352	(2)	I3 Verticals, Inc.	87,562	0.0
9,502	(2)	Ichor Holdings Ltd.	229,758	0.0
19,875	(1),(2)	Ideanomics, Inc.	29,912	0.0
34,908	(1),(2)	II-VI, Inc.	1,229,114	0.2
12,362	(2)	Immersion Corp.	94,569	0.0
6,166	(2)	Impinj, Inc.	190,098	0.0
64,215	(1),(2)	Infinera Corp.	349,972	0.1
17,348	(1),(2)	Inphi Corp.	1,059,095	0.1
17,940	(1),(2)	Inseego Corp.	86,112	0.0
14,050	(2)	Insight Enterprises, Inc.	782,444	0.1
13,152	(1),(2)	Instructure, Inc.	509,508	0.1
2,838	(2)	Intelligent Systems Corp.	117,891	0.0
12,997		InterDigital, Inc.	681,953	0.1
4,218	(2)	International Money Express, Inc.	57,955	0.0
10,588	(2)	Iteris, Inc.	60,828	0.0
13,567	(2)	Itron, Inc.	1,003,415	0.1
18,742	(1)	j2 Global, Inc.	1,702,148	0.2
55,640		KBR, Inc.	1,365,406	0.2
22,517		Kemet Corp.	409,359	0.1
9,972	(2)	Kimball Electronics, Inc.	144,694	0.0
34,159	(1),(2)	Knowles Corp.	694,794	0.1
48,761	(2)	Lattice Semiconductor Corp.	891,595	0.1
41,321	(2)	Limelight Networks, Inc.	125,203	0.0
23,888	(1),(2)	LivePerson, Inc.	852,802	0.1
26,816	(2)	LiveRamp Holdings, Inc.	1,152,015	0.2
30,315	(1),(2)	Lumentum Holdings, Inc.	1,623,671	0.2
18,474	(1),(2)	MACOM Technology Solutions Holdings, Inc.	397,099	0.1
10,542		Mantech International Corp.	752,804	0.1
25,660		MAXIMUS, Inc.	1,982,492	0.3
25,623	(2)	MaxLinear, Inc.	573,443	0.1
14,552		Methode Electronics, Inc.	489,529	0.1
3,451	(2)	MicroStrategy, Inc.	512,025	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Information Technology: (continued)
14,495	(2)	Mitek Systems, Inc.	139,877	0.0
35,997	(2)	MobileIron, Inc.	235,600	0.0
12,840	(2)	Model N, Inc.	356,438	0.1
17,407		Monotype Imaging Holdings, Inc.	344,833	0.1
7,234		MTS Systems Corp.	399,678	0.1
9,366	(1),(2)	Nanometrics, Inc.	305,519	0.0
4,641	(1),(2)	Napco Security Technologies, Inc.	118,438	0.0
13,511	(2)	NeoPhotonics Corp.	82,282	0.0
13,115	(2)	Netgear, Inc.	422,565	0.1
30,159	(2)	Netscout Systems, Inc.	695,467	0.1
26,014		NIC, Inc.	537,189	0.1
10,971	(1),(2)	nLight, Inc.	171,806	0.0
13,137	(2)	Novanta, Inc.	1,073,556	0.1
1,774		NVE Corp.	117,705	0.0
13,873	(2)	OneSpan, Inc.	201,158	0.0
6,674	(2)	OSI Systems, Inc.	677,811	0.1
4,562	(1),(2)	PAR Technology Corp.	108,439	0.0
12,081	(1),(2)	Paysign, Inc.	122,018	0.0
4,363	(1)	PC Connection, Inc.	169,721	0.0
10,807	(2)	PDF Solutions, Inc.	141,247	0.0
13,194	(2)	Perficient, Inc.	509,025	0.1
56,623		Perspecta, Inc.	1,478,993	0.2
26,959	(2)	Photronics, Inc.	293,314	0.0
13,386	(1)	Plantronics, Inc.	499,566	0.1
12,114	(2)	Plexus Corp.	757,246	0.1
11,467		Power Integrations, Inc.	1,036,961	0.1
16,297		Presidio, Inc.	275,419	0.0
18,108		Progress Software Corp.	689,190	0.1
13,116	(2)	PROS Holdings, Inc.	781,714	0.1
15,910	(1),(2)	Q2 Holdings, Inc.	1,254,822	0.2
4,691		QAD, Inc.	216,630	0.0
13,549	(1),(2)	Qualys, Inc.	1,023,898	0.1
43,916	(2)	Rambus, Inc.	576,398	0.1
18,889	(1),(2)	Rapid7, Inc.	857,372	0.1
22,988	(2)	Ribbon Communications, Inc.	134,250	0.0
9,375	(2)	Rimini Street, Inc.	41,063	0.0
7,333	(2)	Rogers Corp.	1,002,494	0.1
12,519	(2)	Rudolph Technologies, Inc.	330,001	0.0
31,376	(2)	SailPoint Technologies Holding, Inc.	586,417	0.1
26,837	(2)	Sanmina Corp.	861,736	0.1
10,234	(2)	Scansource, Inc.	312,649	0.0
22,391		Science Applications International Corp.	1,955,854	0.3
3,867	(2)	SecureWorks Corp.	50,000	0.0
25,655	(2)	Semtech Corp.	1,247,090	0.2
3,525	(1),(2)	SharpSpring, Inc.	34,193	0.0
3,409	(2)	ShotSpotter, Inc.	78,509	0.0
16,825	(2)	Silicon Laboratories, Inc.	1,873,464	0.2
4,736	(1),(2)	SMART Global Holdings, Inc.	120,673	0.0
14,282	(2)	SPS Commerce, Inc.	672,254	0.1
6,243	(2)	Startek, Inc.	40,392	0.0
20,276	(1),(2)	Stratasys Ltd.	431,980	0.1
25,113	(1),(2)	SunPower Corp.	275,490	0.0
32,705	(2)	SVMK, Inc.	559,256	0.1
16,056	(2)	SYKES Enterprises, Inc.	491,956	0.1
13,464	(1),(2)	Synaptics, Inc.	537,887	0.1
14,602	(2)	Synchronoss Technologies, Inc.	78,851	0.0
14,320	(2)	Tech Data Corp.	1,492,717	0.2
18,096	(2)	Telaria, Inc.	125,043	0.0
14,391	(2)	TeleNav, Inc.	68,789	0.0
13,771	(2)	Tenable Holdings, Inc.	308,195	0.0
49,328		TiVo Corp.	375,633	0.1
6,014		TTEC Holdings, Inc.	287,950	0.0
38,860	(1),(2)	TTM Technologies, Inc.	473,898	0.1
4,171	(1),(2)	Tucows, Inc.	225,901	0.0
16,663	(2)	Ultra Clean Holdings, Inc.	243,863	0.0
20,045	(2)	Unisys Corp.	148,934	0.0
8,543	(2)	Upland Software, Inc.	297,809	0.0
11,502	(1),(2)	Varonis Systems, Inc.	687,590	0.1
20,450	(2)	Veeco Instruments, Inc.	238,856	0.0
25,841	(1),(2)	Verint Systems, Inc.	1,105,478	0.1
40,896	(2)	Verra Mobility Corp.	586,858	0.1
91,095	(2)	Viavi Solutions, Inc.	1,275,785	0.2
24,761	(2)	VirnetX Holding Corp.	133,709	0.0
11,696	(2)	Virtusa Corp.	421,290	0.1
51,887	(1)	Vishay Intertechnology, Inc.	878,447	0.1
4,150	(2)	Vishay Precision Group, Inc.	135,871	0.0
13,934	(1),(2)	Workiva, Inc.	610,727	0.1
19,427	(1)	Xperi Corp.	401,750	0.1
36,056	(1),(2)	Yext, Inc.	572,930	0.1
22,357	(2)	Zix Corp.	161,865	0.0
32,782	(1),(2)	Zuora, Inc.	493,369	0.1
			101,365,943	13.0

		Materials: 3.7%
7,358		Advanced Emissions Solutions, Inc.	109,193	0.0
11,430	(2)	AdvanSix, Inc.	293,980	0.0
121,600	(2)	AK Steel Holding Corp.	276,032	0.0
49,922	(1),(2)	Allegheny Technologies, Inc.	1,010,920	0.1
11,528		American Vanguard Corp.	180,990	0.0
16,067	(1),(2)	Amyris, Inc.	76,479	0.0
12,707		Balchem Corp.	1,260,407	0.2
15,658		Boise Cascade Co.	510,294	0.1
18,552		Carpenter Technology Corp.	958,396	0.1
20,189	(1),(2)	Century Aluminum Co.	133,954	0.0
2,920		Chase Corp.	319,419	0.0
6,021	(2)	Clearwater Paper Corp.	127,164	0.0
103,764	(1)	Cleveland-Cliffs, Inc.	749,176	0.1
82,897	(1),(2)	Coeur Mining, Inc.	398,735	0.1
46,014		Commercial Metals Co.	799,723	0.1
13,435	(1)	Compass Minerals International, Inc.	758,943	0.1
32,513	(2)	Ferro Corp.	385,604	0.1
30,512	(2),(3),(4)	Ferroglobe PLC	–	–
22,128	(2)	Flotek Industries, Inc.	48,682	0.0
8,164	(2)	Forterra, Inc.	59,026	0.0
9,662		FutureFuel Corp.	115,364	0.0
21,899	(2)	GCP Applied Technologies, Inc.	421,556	0.1
24,632		Gold Resource Corp.	75,128	0.0
9,981		Greif, Inc. - Class A	378,180	0.1
2,218		Greif, Inc. - Class B	101,052	0.0
4,019		Hawkins, Inc.	170,807	0.0
4,960		Haynes International, Inc.	177,766	0.0
19,895	(1)	HB Fuller Co.	926,311	0.1
193,807		Hecla Mining Co.	341,100	0.1
16,480	(2)	Ingevity Corp.	1,398,163	0.2
7,807		Innophos Holdings, Inc.	253,415	0.0
9,604		Innospec, Inc.	856,101	0.1
34,743	(2)	Intrepid Potash, Inc.	113,610	0.0
6,405		Kaiser Aluminum Corp.	633,903	0.1
8,431	(2)	Koppers Holdings, Inc.	246,270	0.0
12,149	(2)	Kraton Corp.	392,291	0.1
8,741	(1)	Kronos Worldwide, Inc.	108,126	0.0
57,709	(2)	Livent Corp.	386,073	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Materials: (continued)
50,784		Louisiana-Pacific Corp.	1,248,271	0.2
7,981	(2)	LSB Industries, Inc.	41,342	0.0
32,897	(2)	Marrone Bio Innovations, Inc.	46,385	0.0
8,268		Materion Corp.	507,324	0.1
14,063		Minerals Technologies, Inc.	746,605	0.1
14,314		Myers Industries, Inc.	252,642	0.0
6,679		Neenah, Inc.	434,936	0.1
87,697	(2)	Novagold Resources, Inc.	532,321	0.1
4,183		Olympic Steel, Inc.	60,235	0.0
17,273	(2)	Omnova Solutions, Inc.	173,939	0.0
19,020	(1)	Orion Engineered Carbons SA	317,824	0.0
17,885		PH Glatfelter Co.	275,250	0.0
30,229		PolyOne Corp.	986,977	0.1
15,410	(2)	PQ Group Holdings, Inc.	245,635	0.0
5,169		Quaker Chemical Corp.	817,426	0.1
18,457		Rayonier Advanced Materials, Inc.	79,919	0.0
7,499	(2)	Ryerson Holding Corp.	63,966	0.0
10,794	(1)	Schnitzer Steel Industries, Inc.	223,004	0.0
12,837		Schweitzer-Mauduit International, Inc.	480,617	0.1
16,431	(1)	Sensient Technologies Corp.	1,127,988	0.2
8,095		Stepan Co.	785,701	0.1
44,975	(1),(2)	Summit Materials, Inc.	998,445	0.1
26,674	(2)	SunCoke Energy, Inc.	150,441	0.0
16,742	(2)	TimkenSteel Corp.	105,307	0.0
5,837	(2)	Trecora Resources	52,650	0.0
10,330		Tredegar Corp.	201,642	0.0
15,400	(1)	Trinseo SA	661,430	0.1
36,349		Tronox Holdings PLC	301,697	0.0
1,417	(2)	UFP Technologies, Inc.	54,696	0.0
6,350	(2)	US Concrete, Inc.	351,028	0.1
10,533		Valhi, Inc.	20,013	0.0
12,834	(2)	Verso Corp.	158,885	0.0
18,254	(1)	Warrior Met Coal, Inc.	356,318	0.1
16,431		Worthington Industries, Inc.	592,338	0.1
			29,005,530	3.7

		Real Estate: 8.0%
33,062		Acadia Realty Trust	944,912	0.1
13,640	(1)	Agree Realty Corp.	997,766	0.1
27,764		Alexander & Baldwin, Inc.	680,496	0.1
986		Alexander's, Inc.	343,532	0.1
3,613	(2)	Altisource Portfolio Solutions SA	73,055	0.0
18,569		American Assets Trust, Inc.	867,915	0.1
39,320	(1)	American Finance Trust, Inc.	548,907	0.1
21,622		Armada Hoffler Properties, Inc.	391,142	0.1
41,348		Ashford Hospitality Trust, Inc.	136,862	0.0
10,243		Bluerock Residential Growth REIT, Inc.	120,560	0.0
13,097		Braemar Hotels & Resorts, Inc.	122,981	0.0
3,630		BRT Apartments Corp.	52,925	0.0
34,332	(1)	CareTrust REIT, Inc.	806,974	0.1
21,812		CatchMark Timber Trust, Inc.	232,734	0.0
71,505	(1)	CBL & Associates Properties, Inc.	92,241	0.0
36,687		Cedar Realty Trust, Inc.	110,061	0.0
20,201	(1)	Chatham Lodging Trust	366,648	0.1
19,408		City Office REIT, Inc.	279,281	0.0
6,002		Clipper Realty, Inc.	61,160	0.0
8,417		Community Healthcare Trust, Inc.	374,977	0.1
1,999		Consolidated-Tomoka Land Co.	131,134	0.0
48,028		CoreCivic, Inc.	829,924	0.1
5,807	(1)	CorEnergy Infrastructure Trust, Inc.	274,207	0.0
17,347		CorePoint Lodging, Inc.	175,378	0.0
35,903	(2)	Cushman & Wakefield PLC	665,283	0.1
79,934		DiamondRock Hospitality Co.	819,324	0.1
22,062		Easterly Government Properties, Inc.	469,921	0.1
13,823		EastGroup Properties, Inc.	1,728,151	0.2
28,916	(1)	Essential Properties Realty Trust, Inc.	662,466	0.1
6,174	(1),(2)	eXp World Holdings, Inc.	51,738	0.0
12,521		Farmland Partners, Inc.	83,640	0.0
47,790		First Industrial Realty Trust, Inc.	1,890,572	0.2
4,921	(2)	Forestar Group, Inc.	89,956	0.0
28,573		Four Corners Property Trust, Inc.	808,044	0.1
46,539		Franklin Street Properties Corp.	393,720	0.1
21,649	(1)	Front Yard Residential Corp.	250,262	0.0
3,180	(2)	FRP Holdings, Inc.	152,704	0.0
48,690		Geo Group, Inc./The	844,285	0.1
15,218		Getty Realty Corp.	487,889	0.1
13,637		Gladstone Commercial Corp.	320,470	0.0
9,080		Global Medical REIT, Inc.	103,512	0.0
31,169		Global Net Lease, Inc.	607,796	0.1
23,337	(1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	680,274	0.1
49,406		Healthcare Realty Trust, Inc.	1,655,101	0.2
15,526	(1)	Hersha Hospitality Trust	231,027	0.0
37,849		Independence Realty Trust, Inc.	541,619	0.1
26,260		Industrial Logistics Properties Trust	558,025	0.1
4,140	(1)	Innovative Industrial Properties, Inc.	382,412	0.1
5,576		Investors Real Estate Trust	416,360	0.1
26,664	(1)	iStar, Inc.	347,965	0.1
8,899	(1)	Jernigan Capital, Inc.	171,306	0.0
50,821		Kennedy-Wilson Holdings, Inc.	1,113,996	0.1
34,965	(1)	Kite Realty Group Trust	564,685	0.1
88,276		Lexington Realty Trust	904,829	0.1
16,143	(1)	LTC Properties, Inc.	826,844	0.1
36,058		Mack-Cali Realty Corp.	781,016	0.1
7,847	(1),(2)	Marcus & Millichap, Inc.	278,490	0.0
34,993		Monmouth Real Estate Investment Corp.	504,249	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Real Estate: (continued)
16,115		National Health Investors, Inc.	1,327,715	0.2
22,598		National Storage Affiliates Trust	754,095	0.1
34,152		New Senior Investment Group, Inc.	228,135	0.0
59,418		Newmark Group, Inc.	538,327	0.1
8,523		NexPoint Residential Trust, Inc.	398,536	0.1
19,312	(1)	Office Properties Income Trust	591,720	0.1
8,237		One Liberty Properties, Inc.	226,765	0.0
52,626	(1)	Pebblebrook Hotel Trust	1,464,055	0.2
29,989	(1)	Pennsylvania Real Estate Investment Trust	171,537	0.0
73,744		Physicians Realty Trust	1,308,956	0.2
44,983		Piedmont Office Realty Trust, Inc.	939,245	0.1
26,871		PotlatchDeltic Corp.	1,103,995	0.1
18,492	(1)	Preferred Apartment Communities, Inc.	267,209	0.0
7,885		PS Business Parks, Inc.	1,434,676	0.2
20,807	(1)	QTS Realty Trust, Inc.	1,069,688	0.1
4,163	(2)	Rafael Holdings, Inc.	87,257	0.0
7,709	(1)	RE/MAX Holdings, Inc.	247,921	0.0
38,486	(1)	Realogy Holdings Corp.	257,086	0.0
33,429	(1),(2)	Redfin Corp.	562,944	0.1
44,813		Retail Opportunity Investments Corp.	816,941	0.1
3,290		Retail Value, Inc.	121,862	0.0
38,938		Rexford Industrial Realty, Inc.	1,714,051	0.2
69,050		RLJ Lodging Trust	1,173,160	0.2
6,042	(1)	RMR Group, Inc.	274,790	0.0
33,480		RPT Realty	453,654	0.1
18,178		Ryman Hospitality Properties	1,487,142	0.2
71,386		Sabra Healthcare REIT, Inc.	1,639,023	0.2
3,992		Safehold, Inc.	121,756	0.0
5,087		Saul Centers, Inc.	277,292	0.0
81,977		Senior Housing Properties Trust	758,697	0.1
13,164	(1)	Seritage Growth Properties	559,338	0.1
15,094	(1),(2)	St. Joe Co.	258,560	0.0
44,951		STAG Industrial, Inc.	1,325,155	0.2
2,220	(2)	Stratus Properties, Inc.	65,201	0.0
43,291	(1)	Summit Hotel Properties, Inc.	502,176	0.1
91,054		Sunstone Hotel Investors, Inc.	1,251,082	0.2
34,891	(1)	Tanger Factory Outlet Centers, Inc.	540,113	0.1
9,115	(2)	Tejon Ranch Co.	154,682	0.0
23,717		Terreno Realty Corp.	1,211,702	0.2
15,332	(1)	UMH Properties, Inc.	215,875	0.0
70,865	(1)	Uniti Group, Inc.	550,267	0.1
5,730		Universal Health Realty Income Trust	589,044	0.1
43,304		Urban Edge Properties	856,986	0.1
14,412		Urstadt Biddle Properties, Inc.	341,564	0.1
76,237	(1)	Washington Prime Group, Inc.	315,621	0.0
31,609	(1)	Washington Real Estate Investment Trust	864,822	0.1
17,387	(1)	Whitestone REIT	239,245	0.0
44,988	(1)	Xenia Hotels & Resorts, Inc.	950,147	0.1
			62,013,513	8.0

		Utilities: 4.0%
20,545		ALLETE, Inc.	1,795,838	0.2
14,975		American States Water Co.	1,345,654	0.2
4,773	(2)	AquaVenture Holdings Ltd.	92,739	0.0
3,420		Artesian Resources Corp.	126,540	0.0
46,410	(2)	Atlantic Power Corp.	108,599	0.0
25,713		Avista Corp.	1,245,538	0.2
22,000		Black Hills Corp.	1,688,060	0.2
8,249	(1),(2)	Cadiz, Inc.	103,030	0.0
19,823		California Water Service Group	1,049,231	0.1
6,879		Chesapeake Utilities Corp.	655,706	0.1
18,664		Clearway Energy, Inc.-Class A	323,634	0.0
24,321	(1)	Clearway Energy, Inc.-Class C	443,858	0.1
5,137		Connecticut Water Service, Inc.	359,898	0.0
16,456		El Paso Electric Co.	1,103,868	0.1
5,175	(1)	Genie Energy Ltd.	38,606	0.0
14,737		MGE Energy, Inc.	1,177,044	0.2
6,957		Middlesex Water Co.	451,927	0.1
35,305		New Jersey Resources Corp.	1,596,492	0.2
11,788		Northwest Natural Holding Co.	840,956	0.1
19,750		NorthWestern Corp.	1,482,238	0.2
20,973		ONE Gas, Inc.	2,015,715	0.3
16,158	(1)	Ormat Technologies, Inc.	1,200,378	0.2
17,318		Otter Tail Corp.	930,843	0.1
33,019	(1)	Pattern Energy Group, Inc.	889,202	0.1
32,160		PNM Resources, Inc.	1,674,893	0.2
35,068		Portland General Electric Co.	1,976,783	0.3
6,935	(2)	Purecycle Corp.	71,292	0.0
2,845		RGC Resources, Inc.	83,188	0.0
8,200		SJW Group	559,978	0.1
34,990		South Jersey Industries, Inc.	1,151,521	0.1
19,934		Southwest Gas Holdings, Inc.	1,814,791	0.2
3,902		Spark Energy, Inc.	41,166	0.0
19,842		Spire, Inc.	1,731,016	0.2
27,879		TerraForm Power, Inc.	508,095	0.1
7,017		Unitil Corp.	445,158	0.1
6,226		York Water Co.	271,827	0.0
			31,395,302	4.0

	Total Common Stock (Cost $538,784,520)		757,330,226	97.3

RIGHTS: 0.0%
		Communication Services: –%
46,399	(2),(3),(4)	Media General, Inc. - CVR	–	–

		Consumer, Non-cyclical: –%
390	(2),(3),(4)	GTX, Inc. - CVR	–	–

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
Materials: 0.0%
11,546	(2),(3),(4)	A Schulman, Inc. - CVR	23,092	0.0

	Total Rights (Cost $6,838)		23,092	0.0

	Total Long-Term Investments (Cost $538,791,358)		757,353,318	97.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 26.2%
		Commercial Paper: 0.2%
575,000	(5)	BNP Paribas, 2.110%, 12/12/2019	572,632	0.1
625,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.110%, 12/04/2019	622,656	0.1
			1,195,288	0.2

		Floating Rate Notes: 4.9%
1,600,000	(5)	Bank of America Corp., 2.130%, 11/12/2019	1,600,053	0.2
700,000	(5)	Bank of America Corp., 2.140%, 11/07/2019	700,027	0.1
300,000	(5)	Bank of America Corp., 2.310%, 11/08/2019	300,012	0.0
400,000	(5)	BNP Paribas, 2.140%, 11/14/2019	399,989	0.1
1,100,000	(5)	Commonwealth Bank of Australia, 2.210%, 03/16/2020	1,099,920	0.1
1,000,000	(5)	Crédit Agricole Group, 2.170%, 11/07/2019	999,949	0.1
800,000	(5)	Crédit Industriel et Commercial, 2.180%, 02/14/2020	799,838	0.1
800,000	(5)	DNB ASA, 2.180%, 11/04/2019	799,979	0.1
1,300,000	(5)	HSBC Holdings PLC, 2.170%, 11/08/2019	1,300,001	0.2
1,100,000	(5)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	1,099,965	0.1
300,000	(5)	Lloyds Bank PLC, 2.150%, 11/15/2019	299,996	0.0
1,100,000	(5)	Lloyds Bank PLC, 2.160%, 11/08/2019	1,099,989	0.1
1,400,000	(5)	Lloyds Bank PLC, 2.160%, 11/13/2019	1,399,985	0.2
400,000	(5)	Lloyds Bank PLC, 2.220%, 11/01/2019	400,001	0.1
425,000	(5)	Lloyds Bank PLC, 2.230%, 02/10/2020	425,007	0.1
700,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	699,993	0.1
1,600,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/18/2019	1,599,994	0.2
600,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.220%, 01/16/2020	600,009	0.1
775,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.220%, 02/18/2020	774,987	0.1
1,000,000	(5)	Mizuho Financial Group Inc., 2.140%, 11/25/2019	999,990	0.1
346,000	(5)	Mizuho Financial Group Inc., 2.160%, 10/15/2019	345,999	0.1
1,700,000	(5)	Mizuho Financial Group Inc., 2.160%, 11/20/2019	1,700,001	0.2
600,000	(5)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	600,002	0.1
1,600,000	(5)	National Australia Bank Ltd., 2.110%, 11/15/2019	1,599,898	0.2
1,000,000	(5)	National Bank Of Canada, 2.160%, 11/06/2019	999,971	0.1
1,100,000	(5)	Natixis S.A., 2.140%, 11/08/2019	1,099,966	0.1
1,100,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.160%, 10/07/2019	1,100,004	0.1
600,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	599,992	0.1
1,100,000	(5)	Skandinaviska Enskilda Banken AB, 2.140%, 11/08/2019	1,099,965	0.1
1,000,000	(5)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	999,965	0.1
1,825,000	(5)	Societe Generale, 2.220%, 12/02/2019	1,825,029	0.2
1,300,000	(5)	State Street Bank & Trust Co., 2.120%, 11/15/2019	1,299,917	0.2
800,000	(5)	The Sumitomo Mitsui Financial Group, 2.160%, 11/08/2019	799,992	0.1
1,200,000	(5)	The Sumitomo Mitsui Financial Group, 2.160%, 11/18/2019	1,199,996	0.2
800,000	(5)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	799,994	0.1
700,000	(5)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	700,003	0.1
331,000	(5)	Svenska Handelsbanken AB, 2.140%, 10/08/2019	330,998	0.1
275,000	(5)	The Sumitomo Mitsui Financial Group, 2.270%, 02/03/2020	274,954	0.0
1,600,000	(5)	Toronto-Dominion Bank, 2.120%, 11/18/2019	1,599,917	0.2
550,000	(5)	Toronto-Dominion Bank, 2.140%, 12/10/2019	549,972	0.1
1,198,000	(5)	Wells Fargo & Co., 2.180%, 11/04/2019	1,197,968	0.2
			38,124,187	4.9

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: 18.8%
1,815,292	(5)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,815,410, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $1,851,720, due 09/01/24-08/01/49)	1,815,292	0.2
43,350,491	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $43,353,341, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $44,217,501, due 10/25/19-07/15/61)	43,350,491	5.6
43,350,491	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $43,353,330, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $44,220,436, due 10/15/19-09/09/49)	43,350,491	5.6
43,350,491	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $43,353,306, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $44,217,501, due 10/15/19-09/01/49)	43,350,491	5.6
14,422,819	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $14,423,815, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,711,315, due 04/15/21-09/09/49)	14,422,819	1.8
			146,289,584	18.8

		Certificates of Deposit: 0.1%
600,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.090%, 12/18/2019 (Cost $599,950)	599,950	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.2%
17,205,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840% (Cost $17,205,000)	17,205,000	2.2

	Total Short-Term Investments (Cost $203,414,009)		203,414,009	26.2

	Total Investments in Securities (Cost $742,205,367)		$960,767,327	123.5
	Liabilities in Excess of Other Assets		(183,071,436)	(23.5)
	Net Assets		$777,695,891	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $23,092 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2019.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$18,731,916	$–	$–	$18,731,916
Consumer Discretionary	84,174,393	–	–	84,174,393
Consumer Staples	22,671,117	–	–	22,671,117
Energy	25,301,023	–	–	25,301,023
Financials	137,462,987	–	–	137,462,987
Health Care	122,722,963	–	–	122,722,963
Industrials	122,485,539	–	–	122,485,539
Information Technology	101,365,943	–	–	101,365,943
Materials	29,005,530	–	–	29,005,530
Real Estate	62,013,513	–	–	62,013,513
Utilities	31,395,302	–	–	31,395,302
Total Common Stock	757,330,226	–	–	757,330,226
Rights	–	–	23,092	23,092
Short-Term Investments	17,205,000	186,209,009	–	203,414,009
Total Investments, at fair value	$774,535,226	$186,209,009	$23,092	$960,767,327
Liabilities Table
Other Financial Instruments+
Futures	$(730,227)	$–	$–	$(730,227)
Total Liabilities	$(730,227)	$–	$–	$(730,227)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
A Schulman, Inc. - CVR	8/22/2018	$6,039	$23,092
Ferroglobe PLC	6/26/2018	–	–
GTX, Inc. - CVR	6/10/2019	799	–
Media General, Inc. - CVR	1/18/2017	–	–
		$6,838	$23,092

At September 30, 2019, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	271	12/20/19	$20,663,750	$(730,227)
			$20,663,750	$(730,227)

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $744,970,396.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$309,502,791
Gross Unrealized Depreciation	(94,435,856)

Net Unrealized Appreciation	$215,066,935